   As filed with the Securities and Exchange Commission on OCTOBER 20TH, 1997
                         FILE NOS. 33-62470 AND 811-7704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 20

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 22
                                 --------------

                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                         Timothy F. McCarthy, President
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

         Martin E. Lybecker, Esq.            Frances Cole, Esq.
         Ropes & Gray                        Charles Schwab Investment
         One Franklin Square                 Management, Inc.
         1301 K Street, N.W.,                101 Montgomery Street
         Suite 800 East                      San Francisco, CA  94104
         Washington, D.C.  20005

It is proposed that this filing will become effective (check appropriate box)

         / / Immediately upon filing pursuant to paragraph (b)
         / / On (date) pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / On (date) pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2)
         /X/ On December 31, 1997, pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
         / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ending October 31, 1997 will be filed on or about January 29, 1998.

                              SCHWAB CAPITAL TRUST
                              CROSS REFERENCE SHEET
                                       FOR
                              SCHWAB ANALYTICS FUND
                     SCHWAB ASSET DIRECTOR-HIGH GROWTH FUND
                   SCHWAB ASSET DIRECTOR BALANCED GROWTH FUND
                 SCHWAB ASSET DIRECTOR CONSERVATIVE GROWTH FUND
                    SCHWAB ONESOURCE PORTFOLIOS-INTERNATIONAL
                 SCHWAB ONESOURCE PORTFOLIOS-BALANCED ALLOCATION
                  SCHWAB ONESOURCE PORTFOLIOS-GROWTH ALLOCATION
                    SCHWAB ONESOURCE PORTFOLIOS-SMALL COMPANY

         The information required by Items 1 through 9 for the Schwab Analytics Fund(R), a separate portfolio of the Registrant, is hereby incorporated by reference to the Prospectuses for these portfolios filed with the Securities and Exchange Commission under Rule 485(b) on February 26, 1997.

         The information required by Items 1 through 9 for the Schwab Asset Director(R)-High Growth Fund, Schwab Asset Director-Balanced Growth Fund, Schwab Asset Director-Conservative Growth Fund is hereby incorporated by reference to the Prospectus for these portfolios filed with the Securities and Exchange Commission under Rule 497 on July 14, 1997.

         The information required by Items 1 through 9 for Schwab OneSource Portfolios International, Schwab OneSource Portfolios-Growth Allocation, Schwab OneSource Portfolios-Balanced Allocation and Schwab OneSource Portfolios-Small Company is hereby incorporated by reference to the Prospectus for these portfolios filed with the Securities and Exchange Commission under Rule 497 on August 3, 1997.

                              SCHWAB CAPITAL TRUST
                              CROSS REFERENCE SHEET
                                       FOR
                         SCHWAB INTERNATIONAL INDEX FUND
                           SCHWAB SMALL-CAP INDEX FUND
                               SCHWAB S&P 500 FUND

Part A Item                                  Prospectus Caption
-----------                                  ------------------
Cover Page                                   Cover Page

Synopsis                                     Key Features; Expenses

Condensed Financial Information              Financial Highlights

General Description of Registrant            Investment Objectives, Policies &
                                             Risks; Organization & Management

Management of the Fund                       Organization & Management

Management's Discussion of Fund Performance  Discussion to be Included in
                                             Fund's Annual Report

Capital Stock and Other Securities           Investing in Shares;
                                             Organization & Management

Purchase of Securities Being Offered         Investing in Shares

Redemption or Repurchase                     Investing in Shares

Pending Legal Proceedings                    Not Applicable

                                TABLE OF CONTENTS

                                         PAGE
                                         ----
KEY FEATURES......................
EXPENSES..........................
FINANCIAL HIGHLIGHTS..............
PERFORMANCE.......................
ORGANIZATION & MANAGEMENT.........
INVESTMENT OBJECTIVES, POLICIES &
RISKS ............................
INVESTING IN SHARES...............


The Prospectus provides concise information that you should know before investing. Please retain it for future reference.

The Statement of Additional Information (SAI), dated December 31, 1997, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a World Wide Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 800-435-4000 (800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, California 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                            SCHWAB EQUITY INDEX FUNDS

                               SCHWAB 1000 FUND(R)

                               SCHWAB S&P 500 FUND

                         SCHWAB SMALL-CAP INDEX FUND(R)

                       SCHWAB INTERNATIONAL INDEX FUND(R)



                                   PROSPECTUS
                                DECEMBER 31, 1997

THE SCHWAB 1000 FUND (Schwab 1000 Fund) seeks total return by tracking the performance of the Schwab 1000 Index(R).

THE SCHWAB S&P 500 FUND (S&P 500 Fund) seeks total return by tracking the performance of the S&P 500(R) Index.

THE SCHWAB SMALL-CAP FUND (Small-Cap Fund) seeks total return by tracking the performance of the Schwab Small-Cap Index(R).

THE SCHWAB INTERNATIONAL INDEX FUND (International Fund) seeks total return by tracking the performance of the Schwab International Index(R).

KEY FEATURES

MATCHING A FUND TO YOUR INVESTMENT NEEDS: Unlike actively managed funds, each Fund seeks to track the performance of an index, which attempts to represent a particular market, or market sector. Because each Fund will invest in a large number and broad range of stocks, each Fund could provide a diversified stock fund investment for your asset allocation plan. Each Fund could be an excellent choice for a variety of investment programs, such as Schwab's Automatic Investment Plan or retirement plans.

GOALS: THE SCHWAB 1000 FUND seeks to track the total return of the Schwab 1000 Index, an index composed of common stocks of the 1,000 largest U.S. companies.

THE S&P 500 FUND seeks to track total return of the S&P 500 Index, an index composed of common stocks of 500 U.S. companies, and prepared and published by Standard & Poors.

THE SMALL-CAP FUND seeks to track the total return of the Schwab Small-Cap Index, an index composed of common stocks of the second 1,000 largest U.S. companies.

THE INTERNATIONAL FUND seeks to track the total return of the Schwab International Index, an index composed of equity securities issued by large, publicly-traded companies from countries other than the United States with major, developed securities markets.

There is no guarantee a Fund will achieve its goal.

MANAGEMENT: Charles Schwab Investment Management, Inc. (the Investment Manager) currently provides investment management services to the SchwabFunds(R), a family of 30 mutual funds with over $[xx] billion in assets as of [date].

TAX EFFICIENT STRATEGIES: The Funds use investing strategies designed to minimize your tax liabilities. Read the "Investment Objectives, Policies & Risks" section for more details.

CLASSES DESIGNED TO MEET DIFFERENT NEEDS. Each Fund offers Investor Shares and Select Shares. The Select Shares have lower total expenses, but require higher minimum investments. The Schwab 500 Fund also offers e.Shares, which also have lower total expenses than Investor Shares (although higher than Select Shares), but e.Shares are available only to certain investors who trade through SchwabLink(R).

STRATEGIES: Each Fund intends to achieve its goal by following an indexing investment strategy. Read the "Investment Objectives, Policies &
Risks" section for more information. Each Fund intends to operate as a diversified mutual fund.

RISKS: While indexing strategies may reduce the risks associated with active management, they do not ensure against other risks typically associated with investing in stocks, such as a decline in the value of a particular stock, industry or market. In addition, small-cap and international investing involve additional risks and considerations. Read the "Investment Objectives, Policies & Risks" section for more details.

SHAREHOLDER SERVICE: Charles Schwab & Co., Inc. (Schwab) provides professional representatives 24 hours a day at 800-435-4000 to service your accounts. Read the "Investing in Shares" section of the prospectus for information on "How to Buy Shares" and "How to Sell Shares" of a Fund.

LOW COST INVESTING: The Investment Manager and Schwab have voluntarily guaranteed that, through at least February 29, 2000, total operating expenses of each class of each Fund, as a percentage of average daily net assets, will not exceed certain amounts. Read the "Expenses" section for more details.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy, sell or exchange shares of the Funds.

                                                            SCHWAB          S&P 500        SMALL-CAP         INTERNATIONAL
                                                            1000            FUND           FUND              FUND
Maximum sales charge on purchases and
reinvested dividends...................................    None             None           None              None
Deferred sales charge on early withdrawals.............    0.50%*           None           0.50%*            0.75%*
Redemption fee.........................................    None**           None**         None**            None**
Exchange fee...........................................    None             None           None              None
Account maintenance fees...............................    None***          None***        None***           None***

* Applies only to sales/exchanges of shares held less than 6 months.

** Read the "Investing in Shares" section of the prospectus for information concerning wire redemption fees.

*** Read the "Investing in Shares" section of the prospectus for information concerning fees that may be charged if you do not maintain the required minimums in a Fund or in your Schwab account.

The information on shareholder transaction expenses is for transactions through a Schwab account. If you are purchasing, selling, exchanging or maintaining shares through an entity other than Schwab, other transaction expenses may be charged by that entity.

ANNUAL OPERATING EXPENSES are paid by the Funds. These expenses include management fees paid to the Investment Manager and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the price of a Fund's shares and into the dividends paid to shareholders. For funds with more than one class of shares these fees are factored into each class. As a shareholder, you are not charged any of these fees directly.

The following figures are based on historical expenses and are stated as a percentage of average daily net assets of each class of each Fund.

                                                                              INVESTOR SHARES
                                                              Schwab       S&P 500     Small-Cap      Inter-
                                                              1000         Fund*       Fund           national
                                                              Fund                                    Fund

Management fee (after reduction).........................     Xx%          xx%         xx%            xx%
12b-1 fee................................................     None         None        None           None
Other expenses (after reduction).........................     Xx%          xx%         xx%            xx%
TOTAL OPERATING EXPENSES (AFTER REDUCTION)...............     Xx%          xx%         xx%            xx%


                                                                               SELECT SHARES
                                                              Schwab       S&P 500     Small-Cap      Inter-
                                                              1000         Fund        Fund           national
                                                              Fund                                    Fund

Management fee (after reduction).........................     xx%         xx%          xx%            xx%
12b-1 fee................................................     None        None         None           None
Other expenses (after reduction).........................     xx%         xx%          xx%            xx%
TOTAL OPERATING EXPENSES (AFTER REDUCTION)...............     xx%         xx%          xx%            xx%

*Fee information is also for e.Shares.

EXAMPLE: If each of the Funds were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeem your shares at the end of each period or left your shares invested.

SCHWAB 1000            1          3          5         10
FUND                  Year      Years      Years      Years
Select Shares
Investor Shares

S&P 500                1          3          5         10
FUND                  Year      Years      Years      Years
Select Shares
Investor Shares
e.Shares

SMALL-CAP              1          3          5         10
FUND                  Year      Years      Years      Years
Select Shares
Investor Shares

INTERNATIONAL          1          3          5         10
FUND                  Year      Years      Years      Years
Select Shares
Investor Shares




THE EXPENSE TABLES AND EXAMPLES ABOVE ARE SUPPOSED TO HELP YOU UNDERSTAND THE COSTS OF OWNING SHARES IN THE FUNDS. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

The Investment Manager and Schwab have voluntarily agreed to guarantee, at least through February 29, 2000, that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Funds will not exceed the amounts shown in the fee table. If these guarantees were not in effect, the management fees, other expenses and total operating expenses for each class of each Fund, as a percentage of average daily net assets, would have been:

Read the "Organization & Management" section of this prospectus for more information on expenses.

FINANCIAL HIGHLIGHTS


The following information has been audited by _____________, independent accountants for the Funds. Their reports are included in the Annual Reports for the Funds, which are separate reports that contain additional financial information.

Their reports, financial highlights and financial statements for the Funds are incorporated by reference into the SAI. For free copies of an Annual Report and/or the SAI, call 1-800-435-4000.

PERFORMANCE


Typically, mutual funds report performance in terms of total return.

TOTAL RETURN is the actual annual return of an investment assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.

The International Fund may report total return in foreign currencies, as well as in U.S. dollars. Total return reported in U.S. dollars represents the actual annual return of investments denominated in local currency, and any increases or decreases in value when the local currency is converted to U.S. dollars. Fluctuations in the exchange rate between the U.S. dollar and a local currency will affect the U.S. dollar-denominated returns of the International Fund.

Fund strategies, performance and holdings are detailed in financial reports which are sent to shareholders twice a year. For a free copy of a most recent financial report, call 1-800-435-4000.

ORGANIZATION & MANAGEMENT


EACH FUND IS A DIVERSIFIED MUTUAL FUND. Each Fund is a series of Schwab Capital Trust (a Trust), except the Schwab 1000 Fund, which is a series of Schwab Investments (a Trust).

EACH FUND IS OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review each Fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of each Fund's shareholders.

THE FUNDS MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

THE FUNDS ARE MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing each Fund's day-to-day business affairs, including picking each Fund's investments; although the Investment Manager is subject to the overall authority of the Board of Trustees.

Geri Hom is a Vice President of the Investment Manager and Senior Portfolio Manager for each Fund. She joined Schwab in March 1995 as Portfolio Manager - Equities and currently manages each Fund and co-manages three Schwab Asset Director(R) Funds with approximately $6.1 billion in assets. For the prior seven years before joining Schwab, Ms. Hom was Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko. She holds a B.A. in business education from San Francisco State University.

Stephen B. Ward is the Trust's Senior Vice President and Chief Investment Officer. He has overall day-to-day responsibility for the management of the Funds' portfolios. Mr. Ward joined the Investment Manager as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining the Investment Manager, Mr. Ward was Vice President and Portfolio Manager at Federated Investors. He graduated with a Masters of Business Administration from the Wharton School and a Bachelor of Arts in Economics from Virginia Tech and has been a Chartered Financial Analyst since 1985.

For the services performed under its contract with each Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly from each Fund.

For the fiscal years ended October 31, 1997, each Fund paid the Investment Manager investment management fees as a percentage of its daily net assets as shown in the fee table on the "Expenses" section.

SCHWAB IS THE FUNDS' SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Funds' prospectuses, financial reports and other informational literature about the Funds. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds and services.

For the services performed as transfer agent under its contract with each Fund, Schwab is entitled to receive annual fees from the Funds. The fees are payable monthly in the amount of 0.05% of each Fund's average daily net assets. For the services performed as shareholder services agent under its contract with each class of the Funds, Schwab is entitled to receive annual fees from each class of the Funds. The fees are payable monthly in the amount of 0.20% of Investor Shares' and 0.05% of Select Shares' and e.Shares' average daily net assets.

THE FUNDS PAY OTHER EXPENSES. These expenses are typically connected with a Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will be allocated equitably among the funds in a Trust.

For the fiscal year ended October 31, 1997, each class of each Fund paid total operating expenses as shown in the fee table in the "Expenses" section.

The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISKS


INVESTMENT OBJECTIVES
THE SCHWAB 1000 FUND seeks to  track the total return of the Schwab 1000 Index.

THE S&P 500 FUND seeks to  track the total return of the S&P 500 Index.

THE SMALL-CAP FUND seeks to track the total return of Schwab Small-Cap Index
Fund.

THE INTERNATIONAL FUND seeks to track the total return of Schwab International Index.

Each Fund's investment objective may be changed only by vote of a majority of a Fund's shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.

INVESTMENT STRATEGIES
Each Fund intends to achieve its objective by following an indexing investment strategy.

Each Fund normally will invest at least 80% of its total assets in the securities making up its Index.

THE INDEXES
THE SCHWAB 1000 INDEX is designed to represent the total return of publicly-traded, common stocks of U.S. companies.

THE SCHWAB SMALL-CAP INDEX is designed to represent the total return of publicly-traded, common stocks of small-cap U.S. companies.

THE SCHWAB INTERNATIONAL INDEX is designed to represent the total return of publicly-traded, equity securities of large-cap foreign companies from developed securities markets. Some countries represented in the Index include Australia, Belgium, Canada, Denmark, France, Germany, Hong Kong, Italy, Japan, the Netherlands, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

THE S&P 500 Index is a widely recognized, index comprised of 500 large-cap common stocks selected by Standard & Poor's.


THE INDEXING STRATEGY is a method of investment management that relies on an index to determine the investments of a fund, rather than the judgment of a portfolio manager. Of course, the portfolio manager of an index fund still uses his/her judgment, but not in the traditional sense of investment management. By following indexing strategies, each Fund seeks to match or track the investment performance of its Index.

Each Fund will invest in a group of securities selected from its Index, which, when taken together, is expected to perform similarly to its Index. This technique is expected to enable each Fund to track the dividend income and price movements (total return) of its Index, while minimizing brokerage, custodial and accounting costs. In addition, the indexing strategy is intended to minimize a Fund's realized capital gains, which can make a difference in an investors' after-tax return, especially for those investors in higher tax brackets. Each Fund will seek a correlation between its performance (total return), and that of its Index of 0.9 or better. A perfect correlation of 1.0 is unlikely as the Funds incur operating expenses unlike the Indexes. The Investment Manager will monitor the performance of each Fund against its index and will rebalance a Fund periodically to reduce tracking error. In the event a correlation of 0.9 or better is not achieved, the Board of Trustees will consider alternative arrangements.


THE RISKS for each Fund are basically those risks associated with investing in equity securities. Generally speaking, there are three types of risk attendant to investing in equity securities.

STOCK RISK is the risk that a stock may decline in price over the short- or long-term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Diversifying investments across companies can help to lower the stock risk of a Fund.

INDUSTRY RISK is the risk that the companies of a particular industry will experience a decline in the price of this stock. Sometimes a negative economic condition will affect a single industry or group of industries. For example, the automotive industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may affect the sale of automobiles and impact the value of the industries' securities. Diversifying investments across industries can help to reduce the industry risk of a Fund.

MARKET RISK is, typically, the result of a negative economic condition that affects the value of the securities of companies operating in a particular market.

The amount or each type of risk each Fund will be subject to will depend on its portfolio of investments. Because the Funds intend to track their Indexes, their risk profiles are expected to be similar to that of their Indexes. The Indexes are designed to reflect the performance of a particular segment of the stock's market and will be subject to those market risks.

PRINCIPAL SECURITIES AND INVESTMENT TECHNIQUES
The different types of securities comprising each index and other securities in which the Funds may invest are described below.

EQUITY SECURITIES include common stocks, preferred stocks, convertible securities and warrants. Common stocks which represent an ownership interest in a company are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors.

INTERNATIONAL INVESTMENTS include foreign securities, foreign currencies. International investments involve additional risks and considerations. Foreign entities may not be subject to the same regulatory and reporting requirements as domestic entities, and foreign markets may provide less stringent investor protections, including lower disclosure standards. In addition, foreign economic, political and legal developments, as well as fluctuating foreign currency values and withholding taxes, could have more dramatic effects on the value of a foreign security. All of these factors and others can cause foreign investments to be volatile.

DEBT SECURITIES are obligations issued by various entities, including governments and corporations in order to raise money. The are basically "IOUs", but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity. A money market security is a high-quality debt security that has short-term maturity.

ILLIQUID SECURITIES are securities which are not actively traded or are subject to legal restrictions and, therefore, may be difficult to sell quickly or without losses.

Restriction: Each Fund will not purchase illiquid securities if, as a result, more than 10% of its net assets would be invested in illiquid securities.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES are securities that are purchased but are to be delivered to the buyer at a later than customary date, price and yield. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.

REPURCHASE AGREEMENTS involve a Fund buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased by a Fund. These investments will cause a Fund to bear duplicative fees for certain services.

ADJUSTING INVESTMENT EXPOSURE are investment techniques a Fund may use to increase or decrease its exposure to a number of conditions, including changing interest or currency exchange rates and other conditions affecting the value of securities. These investment techniques include buying and selling futures and options contracts, entering into currency exchange contracts or swap agreements, purchasing index securities and selling securities short.

The Funds intend to use investment techniques to adjust risk exposure and increase returns, and to manage their cash positions. The use of any of these techniques will increase a Fund's risks and volatility. The potential losses to a Fund could be substantially more than the initial cost of the investment itself.

The Funds also employ the policies described below.

DIVERSIFICATION involves investing in a wide range of securities and, thereby, spreading and reducing the risks of investment.

BORROWING money is a form of leveraging if the Fund continues to make investments while borrowings remain outstanding. Borrowing subjects a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds.

Restriction: Each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that each Fund will not purchase securities while borrowing represents more than 5% of its total assets.

LENDING securities may earn income for a Fund, but could result in losses to the Fund, and possibly affect share price.

Restriction. Each Fund will limit lending to no more than 33 1/3% of its total assets.

INVESTING IN SHARES


BUSINESS DAYS
The Funds are open each day the New York Stock Exchange (NYSE) is open (business days).

NET ASSET VALUE
The price of the shares of each Fund is its NAV. NAV is determined each business day at the close of the NYSE, generally 4:00 p.m. Eastern time. NAV is calculated by adding the value of each Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares. Each Fund's NAV will fluctuate and none of the Funds is insured against loss in its NAV. Each Fund values its portfolio securities based on market quotes if they are readily available. If market quotes are not readily available, portfolio securities are assigned fair market values pursuant to guidelines adopted by the Board of Trustees.

MINIMUM INVESTMENTS
INVESTOR SHARES AND E.SHARES(TM)
INITIAL INVESTMENT                           $1,000
for custodial and retirement accounts          $500
ADDITIONAL SHARES                              $100
MINIMUM BALANCE*                             $1,000

SELECT SHARES
INITIAL INVESTMENT                          $50,000
ADDITIONAL SHARES                            $1,000
MINIMUM BALANCE*                            $40,000

* Shares may be automatically redeemed if you do not meet a Fund's minimum balance requirements.

These minimums may not be applicable to certain customers of Schwab Institutional Services for Investment Managers or Schwab's Retirement Plan Services. These minimums may be different if you are buying, selling/exchanging or maintaining shares of a Fund through an entity other than Schwab.


HOW TO BUY SHARES
Shares may be purchased through a Schwab account or through an account with any other entity designated by Schwab. The following information on how to buy shares is for shares bought through a Schwab account. Shares are purchased at the NAV next determined after your purchase order has been received in good order . Purchase orders received in good order by Schwab prior to 4:00 p.m. Eastern time will be executed that day. Shares normally begin to earn dividends on the next business day.

BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users).

BY MAIL. Write to the Funds at 101 Montgomery Street, San Francisco, CA 94104.

ELECTRONICALLY. Visit Schwab's World Wide Website at http://www.schwab.com for more information about e.Shares, StreetSmart(R), The Equalizer(R) and Telebroker(R), or call 1-800-435-4000.

SCHWABLINK(R). e.Shares may be purchased by clients of Schwab Institutional and The Schwab Trust Company, and certain retirement plans. Transactions in e.Shares must be made using SchwabLink. Read its manual for transaction instructions. In the event you experience mechanical difficulty using SchwabLink, call the Schwab Institutional trading desk at 800-367-5198 for help.

TO PURCHASE SHARES OF THE FUNDS. Please provide the following information:

- your name and Schwab account number (and for e.Shares, your SchwabLink master account number and subaccount number);

- the name of your Fund and class, if applicable, and the dollar amount you would like to purchase; and

-    for initial purchases only, one of the two distribution choices below:

     AUTOMATIC REINVESTMENT. Dividends and/or capital gain distributions will be reinvested in shares of your Fund. If you do not choose an option, this option will be assigned to you and all your distributions will be reinvested; or

     CASH OPTION. Dividends will be paid to your Schwab account and, if requested, mailed to you the next business day.

HOW TO SELL OR EXCHANGE SHARES

Shares may be sold or exchanged through a Schwab account or through an account with any other entity designated by Schwab. The following information on how to sell or exchange shares is for shares sold or exchanged through a Schwab account. Shares are sold or exchanged at the NAV next determined after your sale or exchange order has been received in good order . Sale and exchange orders received in good order by Schwab prior to 4:00 p.m. Eastern time will be executed that day. Shares sold or exchanged normally earn dividends on that day.

BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users).

BY MAIL. Write to either Fund at 101 Montgomery Street, San Francisco, CA 94104.

ELECTRONICALLY. Visit Schwab's World Wide Website at http://www.schwab.com for more information about StreetSmart(R), The Equalizer(R) and Telebroker(R), or call 1-800-435-4000.

SCHWABLINK(R). e.Shares may be sold or exchanged by clients of Schwab Institutional and The Schwab Trust Company, and certain retirement plans. Transactions in e.Shares must be made using SchwabLink. Read its manual for transaction instructions. In the event you experience mechanical difficulty using SchwabLink, call the Schwab Institutional trading desk at 1-800-367-5198 for help.

TO SELL OR EXCHANGE SHARES OF THE FUNDS. Please provide the following information:

- your name and Schwab account number (and for e.Shares, your SchwabLink master account number and subaccount number);

- the name of your Fund and class you would like to sell or exchange from and the number of shares;

- for exchanges only, the name of your Fund and class, if applicable, into which you would like to exchange and a distribution choice; and

- if selling or exchanging by mail, a signature of at least one of the persons named on your Schwab account.

Once mailed, redemption and exchange requests are irrevocable and may not be modified or canceled.

PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUNDS:

- a check for your shares will be issued on the business day following receipt and acceptance of your sale order, and will be mailed to you upon request;

- if you bought your shares by check, a check will be issued as soon as your check clears, which may take up to 15 days;

- depending on the type of Schwab account you have, your money may earn interest during any holding period;

- you may exchange your shares for shares of any other SchwabFund, provided you meet its minimum investment and any other requirements;

- the Funds and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification;

- the Funds may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC;and

- an exchange of a Fund's shares for shares of other SchwabFunds will be treated as a taxable event for federal income tax purposes. An exchange between different classes of shares of a Fund should not be treated as a taxable event.

- An early withdrawal fee upon redemption or exchange of shares of the Schwab 1000 Fund, Small-Cap Fund or International Fund will be charged against proceeds attributable to shares purchased or held less than six months. This fee will be paid directly to the Fund to offset costs of short-term trading and ensure that long-term investors do not bear additional costs. An early withdrawal fee for exchanges between classes of shares of the same Fund or to shares redeemed or acquired though reinvestment of dividends or capital gains distributions will be charged. Solely for purposes of calculating the early withdrawal fee, shares will be treated as redeemed on a "first-in, first-out" basis, except for shares acquired through dividend reinvestment which will be redeemed first (although no early withdrawal fee will be assessed against these). This method of calculating the fee should result in the lowest total early withdrawal fee. The Funds reserve the right to waive this fee for certain tax-advantaged retirement plans.


DIVIDENDS & TAXES


The following is only a brief summary of some of the federal and state income tax consequences that may affect each Fund and its shareholders. Unless your investment in a Fund is through a retirement account, you should consider the tax implications of investing, and consult with your own tax adviser.

Each Fund will distribute its net investment income and capital gains, if any, to shareholders each year. All distributions received by shareholders are subject to federal income tax, and may be subject to state and/or local taxes. Note that most states grant tax-exempt status to distributions paid to shareholders from interest income derived from U.S. Government securities. Distributions are taxable when paid, whether they are received in cash or reinvested, although distributions declared in December, but paid in January, are taxable as if they were paid on December 31.

Income received by the International Fund from foreign sources may be subject to foreign income taxes withheld at the source. For taxable years in which it so qualifies, the International Fund may elect to "pass-through" to its shareholders the amount of foreign taxes paid. Under such an election, shareholders who receive a distribution must include in their gross income their pro rata share of foreign taxes paid and may claim a credit or deduction for those foreign taxes, subject to the general limitations on foreign tax credits and deductions.

Shareholders receive a record of all distributions by a Fund, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, each Fund notifies shareholders of all distributions made by the Fund that year, including the percentage of dividends paid that may qualify for tax-exempt status.

OPENING A SCHWAB ACCOUNT
Schwab was established in 1971 and is one of America's largest discount brokers. Schwab helps over [XX] million customers make investment decisions by offering them low cost brokerage services and providing them with financial products and information. Visit one of Schwab's [number] branch offices or Schwab's World Wide Web site (http://www.schwab.com) for information on investment products and services.

Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.

Using a Schwab account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides insurance protection of up to $500,000 for the securities held in a Schwab account, including shares of the Funds. It is important to remember that SIPC insurance does not protect against losses due to market or economic conditions.

Schwab accounts require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Deposits may be made to Schwab accounts by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order. Monies received by Schwab before 4:00 p.m. Eastern time will be available for investment in the Fund that day. Monies received by Schwab after 4:00 p.m. Eastern time will be available for investment in the Fund the next business day.

Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab account.


TAX-ADVANTAGED RETIREMENT PLANS.
Retirement plans offer excellent tax advantage and the Funds may be especially suitable investments for them. Schwab's retirement plans allow participants to defer taxes while helping them build their retirement savings.

SCHWAB IRA. A retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. Schwab IRA accounts with balances of $10,000 or more by September 15, 1998 will not be charged Schwab's $29 annual IRA account fee for the life of the account.

SCHWAB KEOGH. A tax-advantaged plan for self-employed individuals and their employees that permit the employer to make annual tax-deductible contributions of up to $30,000. Schwab Keogh Plans are currently charged an annual fee of $45.

SCHWAB CORPORATE RETIREMENT ACCOUNT. A well-designed retirement program can help a company attract and retain valuable employees. Call 1-800-435-4000 for more information.

SCHWAB AUTOMATIC INVESTMENT PLAN. Schwab's Automatic Investment Plan (AIP) allows you to make periodic investments in non-money market SchwabFunds(R) (and certain other funds available through Schwab) automatically and conveniently. You can make automatic investments in any amount, from $100 to $50,000, once you meet a Fund's investment minimum.

Automatic investments are made from your Schwab account using uninvested cash or shares of the Schwab money fund linked to your Schwab account or by using the Schwab MoneyLink(R) Transfer Service. As long as you are purchasing a Fund's shares through AIP, you must chose the automatic reinvestment option for distributions. For more detailed information about this service, or to establish your AIP, call 1-800-435-4000, 24 hours a day.

GENERAL INFORMATION
As long as the Funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions.

These procedures may include:

- requiring a form of personal identification before acting upon any telephone order;

-    providing written confirmation of telephone orders; and

-    tape recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Funds.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing each Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your Fund and request that your mailings not be consolidated.


THE S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the S&P 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the S&P 500 Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) Index, which is determined, composed and calculated by S&P without regard to the S&P 500 Fund. S&P has no obligation to take the needs of the S&P 500 Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of S&P

500 Fund shares or in the determination or calculation of the equation by which the S&P 500 Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Fund's shares.

S&P does not guarantee the accuracy and /or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained be the S&P 500 Fund, its shareholders or any other person or entity from the use S&P 500 Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Each Fund, in its sole discretion and without prior notice, reserves the right to refuse orders to purchase shares, change minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.


THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.

                              SCHWAB CAPITAL TRUST
                              CROSS REFERENCE SHEET
                                       FOR
                         SCHWAB INTERNATIONAL INDEX FUND
                           SCHWAB SMALL-CAP INDEX FUND
                               SCHWAB S&P 500 FUND

                                             Statement of Additional
Part B Item                                  Information Caption
-----------                                  -----------------------

Cover Page                                   Cover Page

Table of Contents                            Table of Contents

General Information and History              Organization and Management of the
                                             Trusts; The Indexes and Indexing
                                             Strategies

Investment Objectives and Policies           Investment Objectives; Investment
                                             Securities and Risks; Investment
                                             Policies and Restrictions

Management of the Fund                       Management of the Funds

Control Persons and Principal Holders        Organization and Management of
of Securities                                the Trusts

Investment Advisory and Other Services       Organization and Management of
                                             the Trusts

Brokerage Allocation and Other Practices     Portfolio Transactions and Turnover

Capital Stock and Other Securities           Organization and Management of
                                             the Trusts

Purchase, Redemption and Pricing of          Share Price Calculation; Purchase
Securities Being Offered                     and Redemption of Shares

Tax Status                                   Taxes

Underwriters                                 Organization and Management of
                                             the Trusts

Calculation of Performance Data              How the Funds Reflect Performance

Financial Statements                         Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST
                               SCHWAB S&P 500 FUND
                       SCHWAB INTERNATIONAL INDEX FUND(R)
                        SCHWAB SMALL-CAP INDEX FUND(R)
                               SCHWAB INVESTMENTS
                           SCHWAB 1000 INDEX FUND(R)

                                DECEMBER 31, 1997


         This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Prospectus dated December 31, 1997 (as amended from time to time) for the Schwab International Index Fund(R) (International Fund), Schwab Small-Cap Index Fund(R) (Small-Cap Fund), Schwab S&P 500 Fund (S&P 500 Fund) and the Schwab 1000 Fund.

         To obtain a copy of the Prospectus, please contact Charles Schwab & Co., Inc. (Schwab) at 800-435-4000, 24 hours a day, or 101 Montgomery Street, San Francisco, California 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day. The Prospectus also may be available electronically by using our World Wide Web address: http://www.schwab.com/funds.

                                 SCHWABFUNDS(R)
                                  800-435-4000

                                TABLE OF CONTENTS

                                                                                                               Page
INVESTMENT OBJECTIVES..............................................................................................
INVESTMENT SECURITIES AND RISKS....................................................................................
INVESTMENT POLICIES AND RESTRICTIONS ..............................................................................
ORGANIZATION AND MANAGEMENT OF THE TRUSTS .........................................................................
MANAGEMENT OF THE FUNDS............................................................................................
PORTFOLIO TRANSACTIONS AND TURNOVER................................................................................
TAXES..............................................................................................................
SHARE PRICE CALCULATION............................................................................................
HOW THE FUNDS REFLECT PERFORMANCE..................................................................................
THE INDEXES AND INDEXING STRATEGIES................................................................................
PURCHASE AND REDEMPTION OF SHARES..................................................................................
OTHER INFORMATION..................................................................................................
FINANCIAL STATEMENTS...............................................................................................

                              INVESTMENT OBJECTIVES

INTERNATIONAL FUND. The investment objective of the International Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R) (International Index), an index created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

SMALL-CAP FUND. The investment objective of the Small-Cap Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(R) (Small-Cap Index), an index created to represent the performance of common stocks of the second 1,000 largest United States companies, ranked by market capitalization (share price times the number of shares outstanding).

SCHWAB 1000 FUND. The investment objective of the Schwab 1000 Fund is to match the price and dividend performance (total return) of the Schwab 1000 Index(R), an index created to represent to performance of publicly traded common stocks of the 1,000 largest United States companies.

S&P 500 FUND. The Fund's investment objective is to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)).

                              INVESTMENT SECURITIES

ASSET-BACKED SECURITIES are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

CONVERTIBLE SECURITIES. Convertible securities are securities that are exchangeable for a specific number of another form of security at a specified price. Bonds and preferred stocks may be convertible. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because the convertible feature allows them to be exchanged for a specific number of shares of the company's common stock at a predetermined price. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable. Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

Restriction. The S&P 500 Fund will not purchase convertible securities directly. It may, however, hold convertible securities to the extent that such holdings are incident to the Fund's ownership of common stocks.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees. Liquidity supports include puts and demand features. These arrangements move the credit risk of an investment from the issuer of the security to the support provider.

DEBT SECURITIES are obligations, issued by various entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds. Bonds normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back (at "maturity"). Upon maturity, the principal must be repaid.

Debt securities experience price changes when interest rates change. As a rule, when interest rates rise, bond prices decline or "fall", and when interest rates fall bond prices rise. Typically, longer-maturity bonds react to interest rate changes more severely than shorter-term bonds (all else being equal) but generally offer a greater rate of interest. Debt securities also are subject to the risk that their issuer will fail to meet its obligation to pay interest and/or principal, and their prices also may be affected by the credit quality of their issuer. Investment-grade debt securities are medium- and high-quality securities, although some still possess varying degrees of speculative characteristics and risk.

FOREIGN CURRENCY TRANSACTIONS. The following sections pertain to foreign currency transactions: Forward Foreign Currency Exchange Contracts; Writing and Purchasing Currency Call and Put Option; and Special Risks Associated With Options on Foreign Currency.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The International Fund may enter into forward foreign currency exchange contracts in several circumstances. The International Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (so-called "transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

For transaction hedging purposes, the International Fund enters into foreign currency transactions with respect to specific receivables or payables of the fund arising in connection with the purchase or sale of portfolio securities. By transaction hedging, the International Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold and the transaction's settlement date. When engaging in position hedging, the International Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency in which the International Fund expects to purchase securities).

When engaging in position and/or transaction hedging, the International Fund may purchase or sell foreign currencies on a spot (or cash) basis at the prevailing spot rate. In addition, the International Fund also may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). The International Fund also may purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies. A put option on a futures contract gives the International Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the International Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the International Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the International Fund the right to purchase a currency at the exercise price until the expiration of the option.

Hedging transactions involve costs and may result in losses to the International Fund. The International Fund's ability to engage in hedging transactions may be limited by tax considerations. Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the International Fund owns or expects to purchase or sell. They simply establish a rate of exchange that may be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency.

Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the ability of the International Fund to utilize forward foreign currency exchange contracts may be restricted.

Restriction. The International Fund generally will not enter into a forward contract with a term of greater than one year.

While the International Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the International Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the International Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the International Fund's portfolio holdings of securities denominated in a particular currency and forward contracts into which the International Fund may enter. Such imperfect correlation may cause the International Fund to sustain losses, which will prevent the International Fund from achieving a complete hedge or expose the International Fund to risk of foreign exchange loss.

Writing and Purchasing Currency Call and Put Options. The International Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. A call option written by the International Fund obligates the International Fund to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the International Fund would obligate the International Fund to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves risks that the International Fund will, upon exercise of an option, be required to sell currency at a price that is less than the currency's market value or be required to purchase currency at a price that exceeds the currency's market value.

The International Fund may terminate their obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The International Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the International Fund.

The purchase of a call option would entitle the International Fund to purchase specified currency at a specified price during the option period in return for the premium paid. The International Fund ordinarily would realize a gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the International Fund to sell specific currency at a specified price during the option period in exchange for the premium paid. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the International Fund's portfolio securities due to currency exchange rate fluctuations. The International Fund ordinarily would realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price in an amount that that would more than cover the premium and transaction costs. Otherwise, the International Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

Special Risks Associated With Options on Foreign Currency. An exchange-traded option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the International Fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options. The International Fund would then have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the International Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate. This could result in an exchange instituting special procedures that may interfere with the timely execution of customers' orders.

The International Fund will purchase and write over-the-counter options only to the extent consistent with its limitations on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out purchasing and writing activities.

FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements involve a Fund purchasing foreign securities and simultaneously agreeing to sell them back to the counter-party in exchange for a fixed U.S.

dollar or foreign currency amount. Foreign repurchase agreements may not be fully collateralized at all times. In addition, the value of the securities purchased by a Fund may be more or less than the amount the counter-party has agreed to pay upon re-purchase. A Fund could experience losses of the counter-party fails to perform. Foreign repurchase agreements involve significantly higher risks than repurchase agreements, including the risks of currency fluctuations.

FUTURES AND OPTIONS. The following sections pertain to futures and options transactions: Writing Covered Options; Purchasing Options; Risks Associated with Options Transactions; Futures Contracts; Options on Futures Contracts; Hedging Strategies With Futures; and Risks Involved in Futures and Options Transactions.

Writing Covered Options. The Funds may write (sell) covered call and put options on any securities in which they may invest. The Funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. All call options written by the Funds are covered, which means that the Funds will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market price of the underlying security.

All put options the Funds write will be covered, which means that each of the Funds will have deposited with its custodian cash, U.S. Government securities or other high-grade debt securities with a value at least equal to the exercise price of the put option. High-grade securities are securities rated in one of the top three categories by Moody's Investor Service (Moody's) or Standard & Poor's (S&P), or, if unrated, determined by the Investment Manager to be of comparable credit quality. The purpose of writing such options is to generate additional income for the Funds. However, in return for the option premium, the Funds accept the risk that they may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

The Funds may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Funds may purchase put and call options on any securities in which they may invest or options on any securities index based on securities in which they may invest. The Funds may also enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased.

For certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Therefore, the writer may have no control over when the underlying securities must be sold, in the case of call options, or purchased, in the case of put options. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

Risks Associated With Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Funds are unable to effect a closing purchase transaction with respect to covered options they have written, the Funds will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options they have purchased, they would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) an exchange may impose restrictions on opening and/or closing transactions;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; and (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Funds currently treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except for options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price.

Restriction. Each of the Funds will write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the Fund, does not exceed 5% of the Fund's net assets.

The Funds may purchase and sell various kinds of futures contracts and options on futures contracts. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. The Funds are not permitted to engage in speculative futures trading.

Futures Contracts. A futures contract generally may be described as an agreement between two parties to buy and sell particular financial instruments for an agreed-upon price during a designated month. In the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract, the parties may agree to deliver the final cash settlement price.

When interest rates are rising or securities prices are falling, the Funds may seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, the Funds, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, the International Fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. The International Fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the International Fund has acquired or expects to acquire.

Although futures contracts, by their terms, generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Funds may incur brokerage fees when they purchase or sell futures contracts.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While the Funds' futures contracts on securities or currency will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for them to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limit their risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium that may partially offset a decline in the value of the Funds' assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract that may have a value lower than the exercise price. Thus, the loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that these closing transactions can be effected. The Funds' ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

Hedging Strategies With Futures. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds own or propose to acquire. Such futures contracts may include contracts for the future delivery of securities held by the Funds or securities with characteristics similar to those of the Funds' portfolio securities. Similarly, the International Fund sells futures contracts on currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Investment Manager, there is a sufficient degree of correlation between price trends for the Funds' portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Funds may enter into such futures contracts as part of their hedging strategy. Although, under some circumstances, prices of securities in the Funds' portfolio may be more or less volatile than prices of such futures contracts, the Investment Manager will attempt to estimate the extent of this difference in volatility based on historical patterns. The Investment Manager will attempt to compensate for it by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a particular hedge against price changes affecting the Funds' portfolio securities. When hedging of this character is successful, any depreciation in the value of the portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds' portfolio securities will be substantially offset by a decline in the value of the futures position.

On other occasions, the Funds may take "long" positions by purchasing such futures contracts. This may be done when the Funds anticipate the subsequent purchase of particular securities when they have the necessary cash but expect the prices or currency exchange rates available on the intended date of purchase in the applicable market to be less favorable than prices that are currently available.

When buying or selling futures contracts, a Fund must deposit an amount of cash, cash equivalents or liquid, high-quality debt instruments with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which will be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, known as "variation margin," will be made at least daily as the price of the futures contract fluctuates and the Fund's position in the contract becomes more or less valuable. This process is known as "marking-to-market."

Regulations of the Commodities Futures Trading Commission ("CFTC") applicable to the Funds generally require that all of their futures transactions constitute "bona fide" hedging transactions. As a result, a Fund will normally sell futures contracts to protect against a decrease in the price of securities it owns but intends to sell or purchase futures contracts to protect against an increase in the price of securities it intends to purchase. In addition, the Funds may purchase and sell futures contracts and options as a substitute for a comparable market position in the underlying securities. Futures transactions need not constitute "bona fide" hedging under CFTC regulations if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of each Fund's net assets.

Risks Involved in Futures and Options Transactions. Futures and options transactions involve risks, which in some strategies can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures and options trading. However, to the extent the Funds' futures and options practices are limited to hedging purposes, the Investment Manager does not believe that the Funds are subject to the degree of risk frequently associated with futures and options transactions. To the extent the Funds engage in the use of futures and options on futures other than for hedging purposes, the Funds may be subject to additional risk.

The primary risks associated with the use of futures and options include: imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures or options, possible lack of a liquid secondary market for futures or options, and the resulting inability to close such positions prior to their maturity dates. To minimize these risks, the Funds will invest only in those contracts whose behavior is expected to resemble that of a Fund's underlying securities. The Funds will attempt to minimize the risks being unable to close out futures positions by entering into these transactions on a national exchange with an active and liquid secondary market.

Three principal areas of risk are present when futures and options contracts are used even in a hedging context. First, there may not always be a liquid secondary market for a futures or option contract at the time a Fund seeks to "close out" its position. If a Fund is unable to "close out" a futures or option position and prices move adversely, the Fund would have to continue to make daily cash payments to maintain its required margin. If the Fund had insufficient cash to meet this requirement, it would have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the securities underlying futures or options contracts it holds. Each Fund will seek to reduce the risk that it will be unable to "close out" contracts by entering into only futures or options contracts that are traded on national exchanges and for which there appears to be a liquid secondary market.

It is also possible that changes in the prices of futures or options contracts might correlate imperfectly, or not at all, with changes in the market values of the securities being hedged. This situation could result from price distortions in the futures or options markets due to, among other things, active trading by speculators and use of offsetting "closing" transactions by other investors seeking to avoid meeting additional margin deposit requirements. In the event of significant market distortions, it is possible that a Fund could lose money on futures or options contracts and experience appreciation in the value of its portfolio securities, or vice versa.

Finally, adverse market movements could cause a Fund to lose up to its full investment in an options contract and/or to experience substantial losses on an investment in a futures contract. However, barring such significant market distortions, a similar result could be expected were the Fund to invest directly in the securities being hedged. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Restrictions. The value of all futures contracts on stocks and stock indices and options contracts is not to exceed 10% of the Small-Cap Fund's and the International Fund's total assets. Each Fund may enter into futures contracts and options on futures contracts provided that aggregate deposits required do not exceed 5% of its total assets. In addition, certain provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), may limit each Fund's use of futures contracts and options.

Index participations and index participation contracts provide the equivalent of a position in the securities comprising an index, with each security's representation equaling its index weighting. Moreover, their holders are entitled to payments equal to the dividends paid by the underlying index securities . Generally, the value of an index participation or index participation contract will rise and fall along with the value of the related index. A Fund will invest in equity index participations and index participation contracts only if a liquid market for them appears to exist.

Restriction. The Schwab 1000 Fund may not invest more than 5% of its total assets in equity index participations.

The extent to which each Fund may purchase and sell futures, options, equity index participations and index participation contracts may be limited by each Fund's intention to meet Code requirements for qualification as a regulated investment company. Read the "Taxes" section in this Statement of Additional Information (SAI) for more information." An underlying fund's investment in such instruments may similarly be restricted by Code requirements.

ILLIQUID SECURITIES. Investments that cannot be sold or disposed of in the normal course of business at their approximate value will be considered illiquid. The Investment Manager determines the liquidity of a Fund's investments under the supervision and direction of the Board of Trustees. Investments currently considered illiquid are repurchase agreements not maturing within seven days and some restricted securities.

INDEXED SECURITIES. The International Fund may purchase securities whose prices are indexed to the prices of other securities, securities, indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities are typically debt securities or deposits whose value at maturity or interest rate paid is determined by reference to a specified instrument.

INTERNATIONAL INVESTMENTS. The International Fund will invest primarily in foreign securities. International investing involves certain special considerations, which are typically not associated with investing in U.S. issuers. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, there may be less publicly available information about foreign companies. Foreign securities typically have less volume, and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the International Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of the International Fund's portfolio, and the Fund's ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the International Fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the International Fund to miss attractive investment opportunities. Losses to the International Fund arising out of the inability to fulfill a contract to sell such securities could result in potential liability to the Fund.

Investments in the securities of foreign issuers are usually made and held in foreign currencies. In addition, the International Fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a Fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the International Fund.

In addition, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war, could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the recent incorporation of the British Crown Colony of Hong Kong into the People's Republic of China. Shareholders should note that the risks discussed above may increase depending on political and economic developments.

Securities that are acquired by the International Fund outside the United States and that are publicly-traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered by the Fund to be illiquid assets provided that: (i) the Fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market,
(ii) the Fund reasonably believes it can dispose of the securities readily in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.


LENDING AND DIRECT DEBT. Direct debt instruments represent ownership interests in the debt of a company, government or other entity. Lending of securities is a common practice in the securities industry. The Funds will engage in security lending arrangements with the primary objective of increasing the Funds' income through investment of the cash collateral in short-term, interest-bearing obligations but will do so only to the extent that the Funds will not lose the tax treatment available to regulated investment companies. The Funds will be entitled to all dividends or interest on any loaned securities. Loans of securities involve a risk that the borrower may fail to return the securities or provide additional collateral. The Funds may loan securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment risk. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities.

MONEY MARKET SECURITIES are high-quality, short-term securities that may be issued by entities such as the U.S. Government, corporations and financial institutions (like banks).

PRECIOUS METAL-RELATED INVESTMENTS. Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. Historically, the prices of precious metals and of securities of companies engaged in the precious metal-related activities have been subject to extreme fluctuations, as a result of, among other reasons, wider economic or political instability. The S&P 500 Fund may invest in common stocks of domestic companies principally engaged in precious metal-related activities, which include companies principally engaged in the extraction, processing, distribution or marketing of precious metals, if, at the time of investment, the Investment Manager considers that at least 50% of the company's assets, revenues or profits are derived from the precious metal industry.

The S&P 500 Fund also may invest in futures on precious metals, such as gold futures, and options thereon. Such investments are subject to the investment limitations on investments in futures and options for the S&P 500 Fund as set forth in the "Futures Contracts and Options on Futures Contracts" section of the SAI.

PREFERRED STOCK. The Funds may invest in preferred stock. Preferred stock has priority over common stock as to income and generally as to assets of an issuer; however, income is usually limited to a definitive percentage regardless of the issuer's earnings. Preferred stock usually has limited voting rights.

REAL ESTATE-RELATED INVESTMENTS. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments also may be affected by certain tax and regulatory requirements, such as those relating to the environment.

REPURCHASE AGREEMENTS. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller who agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the 1940 Act, a repurchase agreement is deemed to be a Fund's loan of money to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Funds are invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements a Fund enters into will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S. Government or its agencies or instrumentalities). The period of these repurchase agreements will be usually short--from overnight to one week--and at no time will the Funds invest in repurchase agreements for more than one year. However, securities subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount the Funds invest with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Funds to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Funds might also incur disposition costs in liquidating the collateral. The Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank.

Restriction. The Funds may not enter into a repurchase agreement of more than seven days duration if, as a result, the market value of the Funds' net assets, together with investments in other securities deemed to be not readily marketable, would be invested in excess of the Funds' policy on investments in illiquid securities.

In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

Restriction. Each Fund will not invest more than 10% of its net assets at the time of purchase in repurchase agreements maturing in more than seven days and other illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if a liquid institutional or other market exists for these securities. In making this determination, the Investment Manager, under the direction of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the Funds invest in restricted securities that are deemed liquid, the general level of illiquidity in the Funds' portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities contracts.

SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may buy shares of other investment companies, including those managed by its Investment Manager. Because other investment companies employ investment adviser and other service providers, investments by a Fund may cause shareholders to pay duplicative fees.

Restriction. No more than 10% of a Fund's total assets may be invested in other investment companies, and an investment in any one investment company will be limited to 5% of a Fund's total assets.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately from each other. While the risks associated with stripped securities are similar to other securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

SWAP AGREEMENTS are an exchange of one security or asset for another. A swap may be entered into in order to change the maturity of a Fund's portfolio or to protect a Fund's value from changes in interest rates. By entering into a swap agreement, a Fund is exposed to the risk that the counter party will not fulfill its obligations.

U.S. GOVERNMENT SECURITIES are debt securities issued by the U.S. Treasury or issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some U.S. Government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. Government securities are among the safest securities, but they are still subject to interest rate changes which may affect their yields.

WARRANTS. The Funds may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a Fund will lose the purchase price and the right to purchase the underlying security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Funds may hold securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. Generally, a Fund will not pay for securities until the Fund receives them. Securities purchased on a when-issued or delayed delivery basis are recorded as assets. During the period between the agreement date and the settlement date, the value of such securities may change as the prices of securities in the stock market increase or decrease, or as interest rates change. Default by the other party to the agreement may result in a loss to a Fund.

                             INVESTMENT RESTRICTIONS

Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act).

THE INTERNATIONAL FUND, THE SMALL-CAP FUND AND THE S&P FUND MAY NOT:

         1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

         2) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that each Fund may purchase securities under such circumstances only to the extent that its Index is also so concentrated).

         3) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven day.

         4) Purchase or retain securities of an issuer if any of the officers, Trustees or Directors of the Trust or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

         5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each Fund may (i) purchase securities of companies that deal in real estate or interests therein, (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) for the S&P 500 Fund, purchase securities of companies that deal in precious metals or interests therein.

         6) Invest for the purpose of exercising control or management of another issuer.

         7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

         8) Lend money to any person, except that each Fund may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

         9) Borrow money or issue senior securities, except that each Fund may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each Fund will not purchase securities while borrowings represent more than 5% of its total assets.

         10) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, each Fund may do so with respect to no more than one-third of the value of its total assets.

         11) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

In addition to Investment Restrictions numbered 2, 4, 6, 7, 8, 10, and 11 above, the Schwab 1000 Fund has the following additional fundamental policies.

The Schwab 1000 Fund may not:

         1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

         2) Invest more than 10% of the total value of its assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

         3) Purchase or sell commodities or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein, and (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts.

         4) Borrow money except from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that the fund will not purchase securities while borrowings represent more than 5% of its total assets.


The Small-Cap Fund has the following additional fundamental limitation.

THE SMALL-CAP FUND will invest at least 65% of its total assets in common stocks, or other equity securities including preferred stocks, rights and warrants.

The International Fund has the following additional fundamental limitation.

THE INTERNATIONAL FUND will invest at least 65% of its total assets in common stocks, or other equity securities including preferred stocks, rights and warrants of companies located in at least three different countries other than the United States.

In order to permit the sale of shares of each Fund in certain jurisdictions, each Fund may make commitments more restrictive than the fundamental operating restrictions described above. Should it do so and later determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment(s) by terminating sales of its shares in the jurisdiction(s) involved.

The following restrictions are non-fundamental and may be changed by the Trust's Board of Trustees.

EACH FUND MAY NOT:

         a) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

         b) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         c) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's net assets.

         d)       Make short sales, except for short sales against the box.

         e) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         f) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

The Schwab 1000 Fund has the following additional non-fundamental investment limitations.

THE SCHWAB 1000 FUND MAY NOT:

         i) Invest more than 5% of its total assets in securities of issuers (other that obligations of, guaranteed by the U.S. Government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years continuous operation.

         ii) Purchase securities that would cause more that 5% of its net assets to be invested in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid under procedures adopted by the Trust's Board of Trustees based upon the trading markets for the securities.

                    ORGANIZATION AND MANAGEMENT OF THE TRUSTS

Each Fund, except the Schwab 1000 Fund, is a series of Schwab Capital Trust (a Trust), an open-end investment management company organized as a Massachusetts business trust on May 7, 1993. The Schwab 1000 Fund is a series of Schwab Investments (a Trust), an open-end investment management company organized as a Massachusetts business trust on October 26, 1990. Each trust is authorized to issue and unlimited number of shares of beneficial interests in one or more series or classes of series (funds and/or classes of funds). Currently, Schwab Investments offers the following series: Schwab 1000 Fund, Schwab Total Bond Market Index Fund, Schwab Short Bond Market Index Fund, Schwab Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund.

Currently, Schwab Capital Trust offers the following series: S&P 500 Fund, International Fund, Small-Cap Fund, Analytics Fund, Schwab Asset Director- High Growth Fund, Schwab Asset Director- Balanced Fund, Schwab Asset Director-Conservative Fund, Schwab OneSource Portfolios- Growth Allocation Fund, Schwab OneSource Portfolios- Balanced Allocation Fund, Schwab OneSource Portfolios-International Fund, and Schwab OneSource Portfolios- Small Company Fund.


The Trusts generally are not required to hold shareholder meetings. However, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of a Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, each Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Bylaws of each Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust of each Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a Fund could become liable for a misstatement in the prospectus or SAI about another Fund.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES

As of ______________, 1997, two trustees owned approximately [xx]% of the total outstanding shares of the Conservative Growth Fund. As of this same date, the officers and Trustees of the Trusts, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of the other Funds.

As of ______________, 1997, the Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, California, 94104, directly or beneficially owned [xx]% of the International Fund - Select Shares, [xx]% of the Small-Cap Fund -
Select Shares, [xx]% of the S&P 500 Fund - Investor Shares, [xx]% of the S&P 500 Fund - Select Shares, and [xx]% of the S&P 500 Fund - e.Shares. As of this same date, the Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York, 11201, directly or beneficially owned [xx]% of International Fund - Investor Shares and [xx]% of the Small-Cap Fund - Investor Shares.

                              OFFICERS AND TRUSTEES

The officers and Trustees of the Trusts, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:

                                   POSITION WITH
                                   -------------
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
CHARLES R. SCHWAB*                 Chairman and Trustee        Chairman, Chief Executive Officer and
July 29, 1937                                                  Director, The Charles Schwab Corporation;
                                                               Chairman and Director, Charles Schwab & Co.,
                                                               Inc. and Charles Schwab Investment
                                                               Management, Inc.; Chairman and Director, The
                                                               Charles Schwab Trust Company; Chairman and
                                                               Director (current board positions), and
                                                               Chairman (officer position) until December
                                                               1995, Mayer & Schweitzer, Inc. (a securities
                                                               brokerage subsidiary of The Charles Schwab
                                                               Corporation); Director, The Gap, Inc. (a
                                                               clothing retailer), Transamerica Corporation
                                                               (a financial services organization),
                                                               AirTouch Communications (a
                                                               telecommunications company) and Siebel
                                                               Systems (a software company).


TIMOTHY F. McCARTHY**              President and Trustee       Executive Vice President and President -
September 19, 1951                                             Financial Products and International Group,
                                                               Charles Schwab & Co., Inc.; Executive Vice
                                                               President-President, Financial Products and
                                                               International Group, The Charles Schwab
                                                               Corporation; Chief Executive Officer,
                                                               Charles Schwab Investment Management, Inc.;
                                                               Vice Chairman and Chief Operating Officer,
                                                               Charles Schwab Limited; Director, Mayer &
                                                               Schweitzer. From 1994 to 1995, Mr. McCarthy
                                                               was Chief Executive Officer, Jardine Fleming
                                                               Unit Trusts Ltd.; Executive Director,
                                                               Jardine Fleming Holdings Ltd.; Chairman,
                                                               Jardine Fleming Taiwan Securities Ltd.; and
                                                               Director of JF India and Fleming Flagship,
                                                               Europe. Prior to 1994, he was President of
                                                               Fidelity Investments Advisor Group, a
                                                               division of Fidelity Investments in Boston.

     *Mr. Schwab is an "interested person" of the Trust.

                                   POSITION WITH
                                   -------------
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
DONALD F. DORWARD                  Trustee                     Executive Vice President and Managing Director,
September 23, 1931                                             Grey Advertising.  From 1990 to 1996, Mr. Dorward
                                                               was President and Chief Executive Officer, Dorward
                                                               & Associates.  Dorward and Associates is an
                                                               advertising and marketing/consulting firm.

ROBERT G. HOLMES                   Trustee                     Chairman, Chief Executive Officer and Director,
May 15, 1931                                                   Semloh Financial, Inc.  Semloh Financial is an
                                                               international financial services and investment
                                                               advisory firm.

DONALD R. STEPHENS                 Trustee                     Managing Partner, D.R. Stephens & Co.
June 28, 1938                                                  (investment banking). From 1985 to 1995, Mr.
                                                               Stephens was Chairman and Chief Executive
                                                               Officer of North American Trust (a real
                                                               estate investment trust). Prior to 1992, Mr.
                                                               Stephens was Chairman and Chief Executive
                                                               Officer of the Bank of San Francisco.

MICHAEL W. WILSEY                  Trustee                     Chairman, Chief Executive Officer and Director,
August 18, 1943                                                Wilsey Bennett, Inc. (truck and air transportation,
                                                               real estate investment and management, and
                                                               investments).

     **Mr. McCarthy is an "interested person" of the Trust.

                                   POSITION WITH
                                   -------------
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
TAI-CHIN TUNG                      Treasurer and Principal     Vice President - Finance, Charles Schwab & Co.,
March 7, 1951                      Financial Officer           Inc.; Controller, Charles Schwab Investment
                                                               Management, Inc.  From 1994 to 1996, Ms. Tung was
                                                               Controller for Robertson Stephens Investment
                                                               Management, Inc.  From 1993 to 1994, she was Vice
                                                               President of Fund Accounting, Capital Research and
                                                               Management Co.  Prior to 1993, Ms. Tung was Senior
                                                               Vice President of the Sierra Funds and Chief
                                                               Operating Officer of Great Western Financial
                                                               Securities.

WILLIAM J. KLIPP*                  Executive Vice President,   Executive Vice President-SchwabFunds(R), Charles
December 9, 1955                   Chief Operating Officer     Schwab & Co., Inc.; President and Chief Operating
                                   and Trustee                 Officer, Charles Schwab Investment Management, Inc.
                                                               Prior to 1993, Mr. Klipp was Treasurer of Charles
                                                               Schwab & Co., Inc. and Mayer & Schweitzer, Inc.

STEPHEN B. WARD                    Senior Vice President and   Senior Vice President and Chief Investment Officer,
April 5, 1955                      Chief Investment            Charles Schwab Investment Management, Inc.
                                   Officer

FRANCES COLE                       Secretary                   Senior Vice President, Chief Counsel, Chief
September 9, 1955                                              Compliance Officer and Assistant Corporate
                                                               Secretary, Charles Schwab Investment Management,
                                                               Inc.

DAVID H. LUI                       Assistant Secretary         Vice President and Senior Counsel - Charles Schwab
October 14, 1960                                               Investment Management, Inc.  From 1991 to 1992, he
                                                               was Assistant Secretary and Assistant Corporate
                                                               Counsel for the Franklin Group of Mutual Funds.

     *Mr. Klipp is an "interested person" of the Trust.

                                   POSITION WITH
                                   -------------
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
MATTHEW M. O'TOOLE                 Assistant Secretary         Corporate Counsel - Charles Schwab Investment
September 26, 1964                                             Management, Inc. From November, 1995 to April,
                                                               1997, Mr. O'Toole was Assistant General Counsel for
                                                               Chancellor LGT Asset Management. Inc. Prior thereto
                                                               Mr. O'Toole was Senior Counsel at the Securities
                                                               and Exchange Commission in Washington, D.C.
KAREN L. SEAMAN                    Assistant Secretary         Corporate Counsel - Charles Schwab Investment
February 27, 1968                                              Management, Inc.  From October, 1994 to July 1996,
                                                               Ms. Seaman was Attorney for Franklin Resources,
                                                               Inc. Prior to 1994, Ms. Seaman was an attorney for
                                                               The Benham Group.

         Each of the above-referenced Officers and/or Trustees also serves in the same capacity for The Charles Schwab Family of Funds and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                              COMPENSATION TABLE(1)

                                                                   Pension or Retirement
                                                                   Benefits Accrued as       Estimated Annual
                         Aggregate             Aggregate           Part of Fund Expenses     Benefits upon        Total Compensation
Name of Person,          Compensation from     Compensation from   from the Fund Complex(2)  Retirement from the  from the Fund
Position                 Schwab Capital Trust  Schwab Investments                            Fund                 Complex(2)
                                                                                             Complex(2)
Charles R. Schwab,       0                                         N/A                       N/A                  0
Chairman and Trustee

Timothy F. McCarthy,     0                                         N/A                       N/A                  0
President and Trustee

William J. Klipp,        0                                         N/A                       N/A                  0
Executive Vice
President, Chief
Operating Officer and
Trustee

Donald F. Dorward,       [xxx]                                     N/A                       N/A                  [xxx]
Trustee

Robert G. Holmes,        [xxx]                                     N/A                       N/A                  [xxx]
Trustee

Donald R. Stephens,      [xxx]                                     N/A                       N/A                  [xxx]
Trustee

Michael W. Wilsey,       [xxx]                                     N/A                       N/A                  [xxx]
Trustee

       (1) Figures are for the Trust's fiscal year ended October 31, 1997.
       (2) "Fund Complex" comprises all 30 funds of the Trust, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios.

                           DEFERRED COMPENSATION PLAN

Pursuant to exemptive relief from the SEC, the Trusts may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with Trustees who are not "interested persons" of any of the Funds (the "Independent Trustees" or the "Trustees").

As of the date of this SAI, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account") as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the Schwab fund or SchwabFunds(R) selected by the participating Trustee (the "Selected Schwab fund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, The Charles Schwab Family of Funds and Schwab Investments.

Pursuant to the exemptive relief from the SEC, each Fund will purchase and maintain the Selected Schwab fund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected Schwab fund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions in this SAI for more information."

                             MANAGEMENT OF THE FUNDS

                               INVESTMENT MANAGER

The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (the "Advisory Agreements") between it and each Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds Family(R), a family of 30 mutual funds with over $[xx] billion in assets as of [_______], 1997. The Investment Manager is an affiliate of: Schwab, the Trusts' distributor, the shareholder services, and the transfer agent. Each Advisory Agreement will continue in effect until May 30, 1998 with respect to each of the Funds and thereafter will continue for one year terms subject to annual approval by: (1) the Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance also must be approved by a majority of the Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.

International Fund. For its advisory and administrative services to the International Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.70% of the Fund's average daily net assets not in excess of $300 million and 0.60% of such assets over $300 million.

The Investment Manager and Schwab have guaranteed that, through at least February 29, 2000, the total fund operating expenses allocable to the Investor Shares and Select Shares for the International Fund will not exceed 0.58% and 0.47%, respectively, of the average daily net assets of each class of shares.

For the fiscal years ended October 31, 1997, 1996 and 1995, the International Fund paid investment advisory fees of $_______, $886,000, and $665,000, respectively (fees were reduced by $______, $675,000, and $415,000, respectively).

Small-Cap Fund. For its advisory and administrative services to the Small-Cap Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.50% of the Fund's average daily net assets not in excess of $300 million and 0.45% of such assets over $300 million.

The Investment Manager and Schwab have guaranteed that, through at least February 29, 2000, the total fund operating expenses allocable to the Investor Shares and Select Shares for the Small-Cap Fund will not exceed 0.49% and 0.38%, respectively, the average daily net assets of each class of shares.

For the fiscal years ended October 31, 1997, 1996, and 1995, the Small-Cap Fund paid investment advisory fees of $______, $520,000, and $332,000, respectively (fees were reduced by $______, $347,000, and $115,000, respectively).

Schwab 1000 Fund. For its advisory and administrative services to the Schwab 1000 Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.30% of the Fund's average daily net assets not in excess of $500 million and 0.22% of such assets over $500 million.

The Investment Manager and Schwab have guaranteed that, through at least February 29, 2000, the total fund operating expenses allocable to the Investor Shares and Select Shares for the Schwab 1000 Fund will not exceed 0.46% and 0.35%, respectively, of the Fund's average daily net assets.

For the fiscal year ended August 31, 1997, 1996 and 1995, the Schwab 1000 Fund paid investment advisory fees of $_______, $2,485,000 and $1,640,000, (reduced by $______, 648,000 and $137,000, respectively) and for the fiscal period ended October 31, 1997 $_______ (reduced by $_____).

S&P 500 Fund. For its advisory and administrative services to the S&P 500 Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.36% of the Fund's average daily net assets not in excess of $1 billion, 0.33% of the next $1 billion and 0.31% of such net assets over $2 billion.

The Investment Manager and Schwab have guaranteed that, through at least February 29, 2000, the total operating expenses allocable to the Investor Shares, the e.Shares(TM) and the Select Shares(TM) will not exceed 0.35%, 0.28% and 0.19% respectively, of the average daily net assets of each class of shares.

For the fiscal year ended October 31, 1997 and for the fiscal period of May 1, 1996 (commencement of operations) to October 31, 1996, the S&P 500 Fund paid investment advisory fees of $______ and $128,000, respectively (fees were reduced by $______ and $223,000 respectively).

From time to time, each Fund may compare its total operating expense ratio to the total operating expense ratio of other mutual funds or mutual fund averages with similar investment objectives as reported by Lipper Analytical Service, Inc., Morningstar, Inc. or other independent sources of such information ("independent sources").

                                   SUB-ADVISER

As of May 1, 1995, June 1, 1995 and June 30, 1995, Dimensional Fund Advisors Inc. ("Dimensional") no longer served as the sub-adviser to the Small-Cap Fund, Schwab 1000 Fund and International Fund, respectively. As of the same dates, the Investment Manager became responsible for providing all investment advisory services to the Funds.

Under the Sub-Advisory Agreement between Dimensional and the Investment Manager, the Investment Manager paid Dimensional the following amounts for the fiscal periods indicated below.

For the fiscal years ended October 31, 1997, 1996 and 1995, Dimensional was paid $0, $0, and $143,000, respectively, by the Investment Manager for the International Fund.

For the fiscal year ended October 31, 1997, 1996 and 1995, Dimensional was paid $0, $0,and $36,000, respectively, by the Investment Manager for the Small-Cap Fund.

For the fiscal years ended August 31, 1997, 1996 and 1995, Dimensional was paid $0, $0 and $436,034, respectively, by the Investment Manager for the S&P 500 Fund.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Funds and is the Trusts' agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                          CUSTODIAN AND FUND ACCOUNTANT

Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, and Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, serve as Custodian and Fund Accountant for the Funds except the S&P 500 Fund. For this Fund PNC Bank, 400 Bellvue Parkway, Wilmington, Delaware 19809 serves as custodian and PFPC, Inc., 103 Bellvue Parkway, Wilmington, Delaware 19809 serves as Fund Accountant to the S&P 500 Fund.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the Funds, the Investment Manager seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility. In assessing these criteria, the Investment

Manager will, among other things, monitor the performance of brokers effecting transactions for the Funds to determine the effect, if any, the Funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

In an attempt to obtain best execution for the Funds, the Investment Manager also may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the Funds to trade directly with other institutional holders on a net basis. At times, this may allow the Funds to trade larger blocks than would be possible trading through a single market maker.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, the Investment Manager will consider (if relevant) whether the compensation to be paid Schwab or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Schwab or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Schwab or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate and
(iii) considers quarterly whether or not the commissions charged by Schwab or any other affiliated broker-dealer have met the standards.

Brokerage services Schwab provides to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Schwab as a broker provided certain conditions are met. Among these requirements are that members of the exchange not associated with Schwab perform the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) that the orders to such members be transmitted from off the exchange floor and that neither Schwab nor an associated person of Schwab participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Schwab acts as broker for the Funds, Schwab, while not permitted to perform floor brokerage (which is undertaken by members Schwab selects who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Schwab pays the fees charged by those persons performing the described floor brokerage elements. Schwab will not trade directly with the Funds in any transactions in which Schwab or an affiliate acts as principal.

For the fiscal years ended October 31, 1996, 1995 and 1994, the International Fund paid brokerage commissions of $______, $101,230, and $54,718, respectively.

For the fiscal years ended August 31, 1997, 1996 and 1995, the Schwab 1000 Fund paid brokerage commissions of $____, $408,000 and $118,000 and for the fiscal period ended October 31, 1997 $______.

For the fiscal years ended October 31, 1997, 1996 and 1995, the Small-Cap Fund paid brokerage commissions of $______, $181,679,and $142,785, respectively.

Of brokerage commissions paid by the Schwab 1000 in 1996, $1,000 (0.25% of the total amount was paid to Schwab, an affiliate person of the Fund; 0.54% of transactions involving the payment of a brokerage commission in 1996 were effected through Schwab. [No brokerage fees were paid by the other Funds for the past three years.]

                               PORTFOLIO TURNOVER

For reporting purposes, each Fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The Funds expect that their portfolio turnover rate will not exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.

The International Fund's portfolio turnover rate for the fiscal years ended October 31, 1997 and 1996 was __% and 6%, respectively.

The Small-Cap Fund's portfolio turnover rate for the fiscal years ended October 31, 1997 and 1996 was __% and 23%, respectively.

The S&P 500 Fund's portfolio turnover rate for the fiscal year ended October 31, 1997 was __% and for the period of May 1, 1996 (commencement of operations) to October 31, 1996 was 1%.

The Schwab 1000 Fund's portfolio turnover rate for the fiscal years ended August 31, 1997 and 1996 was __% and 66%, respectively. The portfolio turnover rate for the period of August 31, 1997 to October 31, 1997 was __%.

From time to time, each Fund may compare its portfolio turnover rate with that of other mutual funds as reported by independent sources.

                                      TAXES

It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Code. By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) for taxable years beginning on or before August 5, 1997, derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses.

These requirements may restrict the degree to which a Fund may engage in certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their capital gain net income for the one year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If the distributions during a calendar year were less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

                             INCOME TAX INFORMATION

Any dividends declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared.

Dividends the Funds pay from net investment income and distributions from the Funds' net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, will generally be taxable to shareholders as ordinary income. Distributions received from the Funds designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Funds. However, if a shareholder receives a long-term capital gain distribution with respect to Funds' shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. For corporate investors in the Funds, dividend distributions the Funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by the Funds.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Income that the International Fund receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a Fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to pass through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign titles. It is expected that the International Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in the Code (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes.

The International Fund may invest in a non-U.S. corporation which could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the International Fund does invest in PFICs, they may elect to treat the PFIC as a "qualified fund" or mark-to-marked its investments in PFICs annually. In either case, the International Fund may be required to distribute amounts in excess of realized income and gains. To the extent that the International Fund does invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the Fund's shareholders. Therefore, the payment of this tax would reduce the International Fund's economic return from their PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

A Fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds and their shareholders.

The discussion of federal income taxation presented above only summarizes some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.

                                 TAX EFFICIENCY

Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. For many mutual funds, shareholder tax liability is of minimal concern in the investment management process. In contrast, the Investment Manager of the Funds actively employs specific investment policies designed to minimize realized capital gain distributions. These policies include selling the highest tax cost securities first, not rebalancing the portfolio to reflect changes in their indexes and trading only round-lots or large blocks of securities. In order to minimize capital gain distributions, while achieving each Fund's investment objective, the Investment Manager focuses on individual tax lots in deciding when and how to manage the realization of net capital gains. These policies will be utilized only to the extent they do not have a material effect on each Fund's ability to track or match the performance of its index. By deferring the realization of capital gains, where possible, until an investor sells shares, those unrealized gains can accumulate in a Fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situations. The Investment Manager constantly monitors, analyzes and evaluates the portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to harvest capital losses, which can then be used to offset realized capital gains. Through the use of these and other strategies, the Investment Manager seeks to minimize current capital gains distributions to an extent not found in most mutual funds. There can be no assurance that the Investment Manager will succeed in avoiding realized net capital gains.

In addition, each Fund has adopted a number of policies that should cause its portfolio turnover rate to be below the portfolio turnover rate of many other mutual funds. A lower portfolio turnover rate acts to minimize associated transaction costs as well as the level of realized capital gains. By avoiding, where possible, distributing capital gains to shareholders, the Funds help to build the value of a shareholders' shares and defer payment of capital gains taxes until shares are redeemed. A shareholder's current tax liability for capital gains should be reduced and the shareholder's total return increased by these policies.

Each Fund may, from time to time, refer to recent studies that analyze certain techniques and strategies the Funds may use. In addition, each Fund may, from time to time, promote the advantages of investing in a series that is part of a large, diverse mutual fund complex.

                             SHARE PRICE CALCULATION

Each Fund's net asset value per share (NAV) is determined each Business Day at the close of trading on the New York Stock Exchange (NYSE), generally as of 4:00 p.m. Eastern time. The NAV of the International Fund is expressed in U.S. dollars by translating the Fund's assets using the mean price for the U.S. dollar as quoted by generally recognized, reliable sources. The NYSE may change its holiday closing schedule at anytime, but currently, the NYSE is scheduled to close on the following holidays: New Year's Day, Dr. Martin Luther King Jr.'s Day (observed), Presidents' Day, Good

Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares purchased begin to earn dividends on the next business day with the following exceptions: Columbus Day and Veterans Day.

The Funds value their portfolio securities daily based on their fair value. Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Foreign securities for which the closing values are not readily available are valued at fair value as determined in good faith pursuant to the Board of Trustees' guidelines. Securities for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines adopted by the Board of Trustees. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value. The Investment Manager assigns fair values to the Funds' other investments in good faith under Board of Trustees guidelines. The Board of Trustees regularly reviews these values.

                        HOW THE FUNDS REFLECT PERFORMANCE

                            STANDARDIZED TOTAL RETURN

Average annual total return is determined by calculating the return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. It is reported for periods of 1, 5 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates.


Fund (Commencement of            One Year ended October 31,     Five Years ended          From Commencement of Operations
----------------------           ---------------------------    -----------------         -------------------------------
Operations)                      1997                           October 31, 1997          to October 31, 1997
-----------                      ----                           ----------------          -------------------
International Fund - Investor                [xx]%                       [xx]%                                       [xx]%
Shares (9/09/93)
Small-Cap Fund - Investor                    [xx]%                       [xx]%                                       [xx]%
Shares (12/03/93)
S&P 500 Fund - Investor Shares               [xx]%                       [xx]%                                       [xx]%
(5/01/96)
S&P 500 Fund - e.Shares                      [xx]%                       [xx]%                                       [xx]%
(5/01/96)
Schwab 1000 Fund - Investor                  [xx]%                       [xx]%                                       [xx]%
Shares (5/2/91)

See "Nonstandardized Total Return" below for the aggregate (cumulative) total return of the Select Shares of the Funds, which have not operated for a full fiscal year as of October 31, 1997.

                          NONSTANDARDIZED TOTAL RETURN

Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gain distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

Each Fund also may report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended October 31, 1997.

Name of Fund (Commencement of Operations)                      Cumulative Total Return
-----------------------------------------                      -----------------------
International Fund - Investor Shares (9/09/93)                                %
International Fund - Select Shares  (5/19/97)                                 %
Small-Cap Fund - Investor Shares (12/03/93)                                   %
Small-Cap Fund - Select Shares (5/19/97)                                      %
Schwab 1000 Fund - Investor Shares ( 5/2/91)                                  %
Schwab 1000 Fund - Select Shares (5/19/97)                                    %
S&P 500 Fund - Investor Shares (5/01/96)                                      %
S&P 500 Fund - e.Shares  (5/01/96)                                            %
S&P 500 Fund - Select Shares (5/19/97)                                        %

                                      YIELD

A Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 30-day period. This net investment income is then annualized, which means that the net investment income generated during the 30-day period is assumed to be generated in each 30-day period over an annual period, and is shown as a percentage of the investment.

                                 EFFECTIVE YIELD

A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded monthly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

       COMPARING THE PERFORMANCE OF THE FUNDS WITH OTHER FUNDS AND INDICES

The performance of the Funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices of investment performance, U.S. Government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. For example, the International Fund and the Small Cap Index Fund may be compared to the Schwab 1000 Index(R), the Schwab International Index(R), the Schwab Small-Cap Index(R), and the Standard & Poor's 500 Index(R), and the Small Cap Index Fund(R) may also be compared to Standard & Poor's Small-Cap 600 Index.

From time to time, the Funds may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the Funds. In addition, such advertisements may include comparisons of the Funds' performance against that of investment products that do not employ the Funds' policy of seeking to limit capital gains.


                       THE INDEXES AND INDEXING STRATEGIES

Because the unmanaged performance of a broad-based equity index often has proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. Institutional investors often devote a substantial percentage of their assets to indexed strategies.

An index typically tracks the performance of a group of securities selected to represent a particular market, and most often is used to gauge that market's performance. The Dow Jones Industrial Average ("DJIA") and S&P 500 are two indices designed to measure the performance of U.S. stocks. When investment managers invest indexed separate accounts or index fund assets, they attempt to replicate the performance of the applicable target index by holding all or a representative sample of the securities included in the index.

An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative and management expenses. The Funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the Funds' performance to be higher or lower than that of an index.

The Funds are intended to make indexed investing easily available to Schwab customers with the highest level of convenience and economy, thereby facilitating their ability to participate in the long-term performance of the U.S. stock market.

The difference between a fund's total return and the total return of its benchmark index is referred to as a fund's tracking error. The Funds may report or advertise tracking error.

                               INTERNATIONAL INDEX

The International Index is a broad-based international stock market index, which contains the common stocks of the 350 largest operating companies (i.e., non-investment companies) incorporated outside the United States. For securities to be included in the International Index, a liquid market must exist for the securities, and the securities must be issued by an operating company (not an investment company) whose principal trading market is in a country with a major developed securities market. In addition, the market value of the securities must place them among the top 350 such companies as measured by market capitalization. By tracking the largest companies in developed markets, the Index represents the performance of the "blue chips" of international markets. The Index also is designed to provide a broad representation of the international market, by limiting each country to no more than 35% of the total market capitalization of the Index. As the stocks contained in the Index represent about 35% of the total market capitalization of international companies, the Index provides a reliable measure of market performance. The International Index was first made available to the public on July 29, 1993.

As of September 30, 1997, the aggregate market capitalization of Index Stocks included in the Schwab International index was approximately $__._trillion. This represents approximately _% of the total market value of all publicly traded non-U.S. companies.

                                 SMALL-CAP INDEX

To be included in the Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange, American Stock Exchange or the NASDAQ/NMS and (3) its market value must place it among the second 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000). Shareholders generally avoid exposure to the smallest companies, whose shares are often thinly traded and very volatile, because these stocks are not included in the Index.

From time to time, the International Index Fund and Small-Cap Fund may compare the historical performance of the International Index(R) and Small-Cap Index(R), respectively, to the historical performance of various other indices, including the S&P 500, as reported by independent sources.

As of September 30, 1997, the aggregate market capitalization of Index Stocks included in the Schwab Small-Cap Index was approximately $__._billion. This represents approximately _% of the total market value of all publicly traded United States companies, as represented by the Wilshire 5000 Index.

                               THE S&P 500 INDEX

The S&P 500 is representative of the performance of the U.S. stock market. The Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the Index are among the largest, there also are some relatively small companies in the Index. Those companies, however, generally are established companies within their industry group. S&P identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the Index:
Industrials, Utilities, Financial and Transportation.

For the 20 years ended 1996, the S&P 500 Index provided on average annual total return of ___%. This total return assumes reinvestment of all dividends paid by stocks included in the S&P 500 Index, but does not include taxes, brokerage fees or fees charged by the S&P 500 Fund. (Source: Morningstar, [month, date, year]. Past performance of the S&P 500 Index is not indicative of future results of the S&P 500 or the S&P 500 Fund.

                            THE SCHWAB 1000 INDEX(R)

The Schwab 1000 Index is a broad-based stock market index, which contains the common stocks of the 1,000 largest operating companies (i.e., non-investment companies) incorporated in the United States. As the stocks contained in the index represent about 84% of the total market capitalization of all U.S. companies, as represented by the Wilshire 500 Index, the Schwab 1000 Index provides a reliable measure of broad market performance and can serve as a benchmark against which individual investors can compare the performance of their equity investments. Relative to some indices that primarily track one group of stocks, and as a result do not capture movements in other areas of the market, the Schwab 1000 Index(R), because it contains the stocks of the more established blue-chip companies as well as those of relatively smaller companies, reflects an expanded breadth of market coverage. This distinction is important because historically the stocks of smaller companies have out-performed those of their blue-chip counterparts in some years, while the reverse has been true in other years. Of course, past performance may not necessarily be indicative of future results.

As of September 30, 1997, the aggregate market capitalization of Index Stocks included in the Schwab 1000 Index was approximately $____ trillion. This represents approximately ___% of the total market value of all publicly traded United States companies, as represented by the Wilshire 5000 Index.

To be included in the Schwab 1000 Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange, American Stock Exchange or the NASDAQ/NMS and (3) its market value must place it among the top 1,000 such companies as measured by market capitalization.

Charles R. Schwab, a veteran investor, was instrumental in developing the Schwab 1000 Fund. The investment objective of the Fund, which is designed to make indexed investing available with a high level of convenience and economy, is to match the total return of the Schwab 1000 Index.

From time to time, the Schwab 1000 Fund(R) may compare the historical performance of the Schwab 1000 Index to the historical performance of various other indices, including the S&P 500, as reported by independent sources.

A particular stock's weighting in the International Index, Small-Cap Index or Schwab 1000 Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of its Index.

The data reported below is current as of December 1996. The Source for all information below is Morningstar, Inc., with the exception of the data for the Schwab 1000 Index(R), which is from Schwab's Mutual Fund Research Group.

The following is a line chart comparing the Schwab 1000 Index, S&P 500 Index, 3-Month CDs, Corporate Bonds, Treasury Bills and Inflation (CPI).

               SCHWAB 1000 INDEX     S&P 500 INDEX(R)  3-MONTH CD'S      CORPORATE BONDS      TREASURY BILLS    INFLATION (CPI)
    1979                21.34%           18.30%           11.22%                -2.12%             10.04%             13.29%
    1980                61.20%           56.43%           25.69%                -2.42%             22.79%             27.46%
    1981                54.95%           48.49%           45.68%                 0.49%             39.98%             38.82%
    1982                87.60%           80.36%           63.50%                39.90%             54.96%             44.14%
    1983               128.48%          120.86%           78.33%                52.89%             68.32%             49.61%
    1984               142.83%          134.70%           96.80%                78.30%             84.43%             55.53%
    1985               221.19%          209.19%          112.65%               121.21%             98.23%             61.46%
    1986               277.88%          266.94%          126.49%               157.73%            110.04%             63.24%
    1987               289.34%          286.25%          142.02%               164.30%            122.26%             70.38%
    1988               355.39%          350.40%          160.70%               188.66%            137.07%             77.99%
    1989               492.10%          493.11%          184.36%               229.04%            156.34%             86.26%
    1990               465.16%          474.63%          207.57%               252.58%            175.61%             97.62%
    1991               656.08%          649.79%          225.50%               317.84%            190.55%            103.71%
    1992               723.39%          706.94%          237.51%               354.18%            200.56%            109.59%
    1993               807.71%          788.19%          248.26%               409.44%            209.57%            115.36%
    1994               812.12%          799.80%          264.41%               389.44%            222.80%            121.11%
    1995              1153.81%         1137.43%          286.08%               498.27%            240.60%            126.72%

                        PURCHASE AND REDEMPTION OF SHARES

The Funds and classes have set minimum initial and subsequent investment requirements, as disclosed in the Prospectus. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors. The Trust may waive the minimums for purchases by Trustees, Directors, officers or employees of the Sub-Adviser.

The Funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of applicable limits (as summarized below) may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. However, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the "Share Price Calculation" section of the SAI. A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                OTHER INFORMATION

The Prospectus and SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectuses or SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.


                              FINANCIAL INFORMATION

The Funds' independent accountants, _______________, audit and report on the annual financial statements of each series of the Trusts and review certain regulatory reports and each Fund's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the Trusts engage it to do so. Their address is 555 California Street, San Francisco, California 94104. Each Fund's financial statements and financial highlights for the fiscal year ended October 31, 1997, are included in each Fund's Annual Report, which are separate reports supplied with this SAI.

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                                     PART C

                                OTHER INFORMATION
                                OCTOBER 20, 1997

                              SCHWAB CAPITAL TRUST


Item 24.          Financial Statements and Exhibits.

         (a)      Financial Statements



(a) Financial Statements

         1. Financial Statements for Schwab OneSource Portfolios International, Schwab OneSource Portfolios-Growth Allocation, Schwab OneSource Portfolios-Balanced Allocation and Schwab OneSource Portfolios-Small Company were electronically filed and are incorporated by reference to the statement of additional information for Schwab Capital Trust in Post-Effective Amendment No. 19.

         2. Financial Statements for Schwab S&P 500 Fund, Schwab International Index Fund, Schwab Small-Cap Index Fund to be filed by subsequent amendment.


(b)      Exhibits:

         (1)      --       Agreement and Declaration of Trust is incorporated by
                           reference to Exhibit (1) to Registrant's Registration
                           Statement on Form N-1A, filed on May 10, 1993

         (2)      --       Amended and Restated Bylaws are incorporated by
                           reference to Exhibit (2) to Post-Effective Amendment
                           No. 7 to Registrant's Registration Statement on Form
                           N-1A, filed on February 27, 1996

         (3)      --       Inapplicable

         (4)(a)   --       Article III, Section 5, Article V, Article VI,
                           Article VIII, Section 4 and Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to Registrant's Registration Statement on Form N-1A, filed on May 10, 1993

            (b)   --       Articles 9 and 11 of the Amended and Restated Bylaws
                           are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 7 to Registrant's
                           Registration Statement on Form N-1A, filed on
                           February 27, 1996

         (5)(a)   --       Investment Advisory and Administration Agreement
                           between Registrant and Charles Schwab Investment
                           Management, Inc. (the "Investment Manager") is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 4 to Registrant's
                           Registration Statement on Form N-1A, filed on
                           February 24, 1995

            (b)   --       Form of amended Schedules to Investment Advisory and
                           Administration Agreement referred to at Exhibit
                           (5)(a) above is incorporated by reference to Exhibit
                           5(a) to Post-Effective Amendment No.19 to
                           Registrant's Registration Statement on Form N-1A, filed on May 20th, 1997.

            (c)   --       Investment Sub-Advisory Agreement between Investment
                           Manager, on behalf of the Schwab Analytics Fund(TM), and Symphony Asset Management is incorporated by reference to Exhibit 5(d) to Post-Effective Amendment
                           No. 10 to Registrant's Registration Statement on Form
                           N-1A, filed on May 17, 1996

         (6)(a)   --       Distribution Agreement between Registrant and Charles
                           Schwab & Co., Inc. ("Schwab") is incorporated by reference to Exhibit (6)(a) to Post-Effective
                           Amendment No. 1 to Registrant's Registration
                           Statement on Form N-1A, filed on August 16, 1993

            (b)   --       Form of amended Schedule to the Distribution
                           Agreement referred to at Exhibit 6(a) above is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No.19 to Registrant's
                           Registration Statement on Form N-1A, filed on May
                           20th, 1997.


         (7)      --       Inapplicable

         (8)(a)   --       Custodian Agreement between Registrant, on behalf of
                           the Schwab International Index Fund(R), Schwab
                           Small-Cap Index Fund(R), Schwab Asset
                           Director(R)-High Growth Fund, Schwab Asset
                           Director(R)-Balanced Growth Fund, Schwab Asset
                           Director(R)-Conservative Growth Fund, Schwab
                           OneSource Portfolios-International, Schwab OneSource
                           Portfolios Growth Allocation and Schwab OneSource
                           Portfolios Balanced Allocation, and Morgan Stanley
                           Trust Company, dated April 1, 1997, is incorporated by reference to Exhibit 8(a) to Post-Effective
                           Amendment No. 18 to Registrant's Registration
                           Statement on Form N-1A, filed on April 14, 1997

            (b) Form of amended Appendix to Custodian Agreement referred to at Exhibit 8(a) above is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No.19 to Registrant's Registration Statement on Form N-1A, filed on May 20th, 1997.

            (c)   --       Accounting Services Agreement between Registrant, on
                           behalf of the Schwab International Index Fund(R),
                           Schwab Small-Cap Index Fund(R), Schwab Asset
                           Director(R)-High Growth Fund, Schwab Asset
                           Director(R)-Balanced Growth Fund, Schwab Asset
                           Director(R)-Conservative Growth Fund, Schwab
                           OneSource Portfolios-International, Schwab OneSource
                           Portfolios Growth Allocation and Schwab OneSource
                           Portfolios Balanced Allocation and Federated Services
                           Company is incorporated by reference to Exhibit 8(b) to Post Effective Amendment No. 18 to Registrant's
                           Registration Statement on Form N1-A, filed on April
                           14, 1997

            (d)   --       Form of amended Exhibit to Accounting Services
                           Agreement referred to at Exhibit 8(c) above is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No.19 to Registrant's
                           Registration Statement on Form N-1A, filed on May
                           20th, 1997.


            (e)   --       Custodian Services Agreement between Registrant, on
                           behalf of the Schwab S&P 500 Fund, and PNC Bank,
                           National Association ("PNC Bank") is incorporated by reference to Exhibit (8)(c) to Post-Effective
                           Amendment No. 7 to Registrant's Registration
                           Statement on Form N-1A, filed on February 27, 1996

            (f)   --       Amended Schedule to the Custodian Services Agreement
                           referred to at Exhibit (8)(e) above between
                           Registrant, on behalf of the Schwab S&P 500 Fund and
                           the Schwab Analytics Fund(TM), and PNC Bank are
                           incorporated by reference to Exhibit (8)(d) to
                           Post-Effective Amendment No. 10 to Registrant's
                           Registration Statement on Form N-1A, filed on May 17,
                           1996

            (g)   --       Accounting Services Agreement between Registrant, on
                           behalf of the Schwab S&P 500 Fund, and PFPC Inc. is incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 7 to Registrant's
                           Registration Statement on Form N-1A, filed on
                           February 27, 1996

            (h)   --       Amended Schedule to the Accounting Services Agreement
                           referred to at Exhibit (8)(g) above between
                           Registrant, on behalf of the Schwab S&P 500 Fund and
                           the Schwab Analytics Fund, and PFPC Inc. is
                           incorporated by reference to Exhibit (8)(f) to
                           Post-Effective Amendment No. 10 to Registrant's
                           Registration Statement on Form N-1A, filed on May 17,
                           1996

            (i)   --       Transfer Agency Agreement between Registrant and
                           Schwab is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 1 to Registrant's
                           Registration Statement on Form N-1A, filed on August
                           16, 1993

            (j)   --       Form of amended Schedules to the Transfer Agency
                           Agreement referred to at Exhibit 8(i) above are incorporated by reference to

                           Exhibit 8(i) to Post-Effective Amendment No.19 to Registrant's Registration Statement on Form N-1A, filed on May 20th, 1997.


            (k)   --       Shareholder Service Agreement between Registrant and
                           Schwab is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 1 to Registrant's
                           Registration Statement on Form N-1A, filed on August
                           16, 1993

            (l)   --       Form of amended Schedules to the Shareholder Service
                           Agreement between Registrant and Schwab referred to at Exhibit (8)(k) above are incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No.19 to
                           Registrant's Registration Statement on Form N-1A, filed on May 20th, 1997.


         (9)      --       License Agreement between Schwab Capital Trust, on
                           behalf of Schwab S&P 500 Fund, and Standard & Poor's
                           is incorporated by reference to Exhibit (9) to
                           Post-Effective Amendment No. 10 to Registrant's
                           Registration Statement on Form N-1A, filed on May 17,
                           1996

         (10)     --       Opinion and Consent of Ropes & Gray as to legality of
                           the securities being registered to be filed by subsequent amendment.

         (11)(a)  --       Inapplicable

             (b)  --       Inapplicable

         (12)     --       Inapplicable

         (13)(a)  --       Purchase Agreement for the Schwab International Index
                           Fund(R) is incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 1 to Registrant's
                           Registration Statement on Form N-1A, filed on August
                           16, 1993

             (b)  --       Purchase Agreement for the Schwab Small-Cap Index
                           Fund(R) is incorporated by reference to Exhibit
                           (13)(b) to Post-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A, filed on February 25, 1994

             (c)  --       Purchase Agreement for the Schwab Asset Director(R)
                           Funds is incorporated by reference to Exhibit (13)(c) to Post-Effective Amendment No. 6 to Registrant's
                           Registration Statement on Form N-1A, filed on
                           December 15, 1995

             (d)  --       Purchase Agreement for the Schwab S&P 500
                           Fund-Investor Shares and e.Shares(TM) is incorporated by reference to Exhibit (13)(d) to Post-Effective
                           Amendment No. 7 to Registrant's Registration
                           Statement on Form N-1A, filed on February 27, 1996

             (e)  --       Purchase Agreement for the Schwab Analytics Fund(TM)
                           is incorporated by reference to Exhibit (13)(e) to Post-Effective Amendment No. 13 to Registrant's
                           Registration Statement on Form N-1A, filed on October
                           10, 1996

             (f)  --       Purchase Agreement for Schwab OneSource
                           Portfolios-International is incorporated by reference to Exhibit (13)(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on October 10, 1996

             (g)  --       Purchase Agreement for Schwab OneSource
                           Portfolios-Growth Allocation and Schwab OneSource
                           Portfolios-Balanced Allocation is incorporated by reference to Exhibit 13(g) to Post-Effective
                           Amendment No. 14 to Registration Statement on Form
                           N-1A, filed on December 18, 1996

         (14)     --       Inapplicable

         (15)     --       Inapplicable

         (16)(a)  --       Performance calculation for the Schwab International
                           Index Fund(R) is incorporated by reference to Exhibit
                           (16) to Post-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A, filed on February 25, 1994

             (b)  --       Performance calculation for the Schwab Small-Cap
                           Index Fund(R) is incorporated by reference to Exhibit
                           (16)(b) to Post-Effective Amendment No. 4 to
                           Registrant's Registration Statement on Form N-1A, filed on February 24, 1995

             (c)  --       Performance calculation for the Schwab Asset
                           Director(R)-High Growth Fund is incorporated by reference to Exhibit (16)(c) to Post-Effective
                           Amendment No. 10 to Registrant's Registration
                           Statement on Form N-1A, filed on May 17, 1996

             (d)  --       Performance calculation for the Schwab Asset
                           Director(R)-Balanced Growth Fund is incorporated by reference to Exhibit (16)(d) to Post-Effective
                           Amendment No. 10 to Registrant's Registration
                           Statement on Form N-1A, filed on May 17, 1996

             (e)  --       Performance calculation for the Schwab Asset
                           Director(R)-Conservative Growth Fund is incorporated by reference to Exhibit (16)(e) to Post-Effective
                           Amendment No. 10 to Registrant's Registration
                           Statement on Form N-1A, filed on May 17, 1996

             (f)  --       Performance calculation for the Schwab S&P 500 Fund
                           is incorporated by reference to Exhibit (16)(f) to Post-Effective Amendment No. 13 to Registrant's
                           Registration Statement on Form N-1A, filed on October
                           10, 1996

             (g)  --       Performance calculation for the Schwab Analytics
                           Fund(TM) is incorporated by reference to Exhibit
                           (16)(g) to Post-Effective Amendment No. 14 to
                           Registrant's Registration Statement on Form N-1A, filed on December 18, 1996

             (h)  --       Performance calculation for the Schwab OneSource
                           Portfolios - International is incorporated by reference to Exhibit (16)(h) to Post-Effective
                           Amendment No.18 to Registration Statement on Form
                           N1-A, filed on April 14, 1997

             (i)  --       Performance calculation for the Schwab OneSource
                           Portfolios - Growth Allocation is incorporated by reference to Exhibit (16)(i) to Post-Effective
                           Amendment No. 18 to Registration Statement on Form
                           N-1A, filed on April 14, 1997

             (j)  --       Performance calculation for the Schwab OneSource
                           Portfolios - Balanced Allocation is incorporated by reference to Exhibit (16)(j) to Post-Effective
                           Amendment No. 18 to Registration Statement on Form
                           N1-A, filed on April 14, 1997

         (17)(a)  --       Financial Data Schedule for the Schwab International
                           Index Fund(R)to be filed by subsequent amendment.

             (b)  --       Financial Data Schedule for the Schwab Small-Cap
                           Index Fund(R)to be filed by subsequent amendment.

             (c)  --       Financial Data Schedule for the Schwab Asset
                           Director(R)-High Growth Fund is incorporated by reference to Exhibit 17 to Post-Effective Amendment
                           No.19 to Registration Statement on Form N-1A, filed on May 20, 1997.

             (d)  --       Financial Data Schedule for the Schwab Asset
                           Director(R)-Balanced Growth Fund is is incorporated by reference to Exhibit 17 to Post-Effective
                           Amendment No.19 to Registration Statement on Form
                           N-1A, filed on May 20, 1997.

             (e)  --       Financial Data Schedule for the Schwab Asset
                           Director(R)-Conservative Growth Fund is incorporated by reference to Exhibit 17 to Post-Effective
                           Amendment No.19 to Registration Statement on Form
                           N-1A, filed on May 20, 1997.

             (f)  --       Financial Data Schedule for the Schwab S&P 500 Fund -
                           Investor Shares to be filed by subsequent amendment.

             (g)  --       Financial Data Schedule for the Schwab S&P 500 Fund -
                           e.Shares to be filed by subsequent amendment.

             (h)  --       Financial Data Schedule for the Schwab Analytics
                           Fund(TM) is incorporated by reference to Exhibit 17 to Post-Effective Amendment No.19 to Registration
                           Statement on Form N-1A, filed on May 20, 1997.

             (i)  --       Financial Data Schedule for the Schwab OneSource
                           Portfolios - International is incorporated by reference to Exhibit 17 to Post-Effective Amendment
                           No.19 to Registration Statement on Form N-1A, filed on May 20, 1997.

             (j)  --       Financial Data Schedule for the Schwab OneSource
                           Portfolios - Growth Allocation is incorporated by reference to Exhibit 17 to Post-Effective Amendment
                           No.19 to Registration Statement on Form N-1A, filed on May 20, 1997.

             (k)  --       Financial Data Schedule for the Schwab OneSource
                           Portfolios - Balanced Allocation is incorporated by reference to Exhibit 17 to Post-Effective Amendment
                           No.19 to Registration Statement on Form N-1A, filed on May 20, 1997.

             (l)  --       Financial Data Schedule for the Schwab OneSource
                           Portfolios - Small Company is incorporated by reference to Exhibit 17 to Post-Effective Amendment
                           No.19 to Registration Statement on Form N-1A, filed on May 20, 1997.

         (18)(a)  --       Amended and Restated Multiple Class Plan, dated April
                           10, 1997, for Schwab International Index Fund, Schwab
                           Small-Cap Index Fund and Schwab S&P 500 Fund is incorporated by reference to Post Effective Amendment
                           18 to Registrant's Registration Statement on Form
                           N1-A, filed on April 14, 1997


Item 25. Persons Controlled by or under Common Control with Registrant.

         The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Manager, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 26. Number of Holders of Registrant's Securities.

         As of ________, 1997 the number of record holders of shares of beneficial interest for the series of Registrant was:

Name of Fund/Class                                                 Number of Record Holders
------------------                                                 ------------------------
Schwab International Index Fund(R)                                 1    (for the benefit of [      ] accounts)
Schwab Small-Cap Index Fund(R)                                     1    (for the benefit of [      ] accounts)
Schwab Asset Director(R)-High Growth Fund                          1    (for the benefit of [      ] accounts)
Schwab Asset Director(R)-Balanced Growth Fund                      1    (for the benefit of [      ] accounts)
Schwab Asset Director(R)-Conservative Growth Fund                  1    (for the benefit of [      ] accounts)
Schwab S&P 500 Fund-Investor Shares                                1    (for the benefit of [      ] accounts)
Schwab S&P 500 Fund-e.Shares(TM)                                   1    (for the benefit of [      ] accounts)
Schwab Analytics Fund(TM)                                          1    (for the benefit of [      ] accounts)
Schwab OneSource Portfolios-International                          1    (for the benefit of [      ] accounts)
Schwab OneSource Portfolios-Growth Allocation                      1    (for the benefit of [      ] accounts)
Schwab OneSource Portfolios-Balanced Allocation                    1    (for the benefit of [      ] accounts)
Schwab OneSource Portfolios-Small Company                          1    (for the benefit of [      ] accounts)

Item 27. Indemnification.

         Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Manager.

     (a) Information pertaining to business and other connections of Registrant's Investment Manager is incorporated by reference to the Prospectus section captioned "Organization and Management" and to the section of the Statement of Additional Information captioned "Management of the Trusts" for the Schwab International Index Fund(R), the Schwab S&P 500 Fund and the Schwab Small-Cap Index Fund(R).

         Information pertaining to business and other connections of Registrant's Investment Manager and sub-adviser is incorporated by reference to the Prospectus section captioned "Management Functions and Responsibilities" and to the section of the Statement of Additional Information captioned "Management of the Trust" for the Schwab Analytics Fund(R).

         Information pertaining to business and other connections of Registrant's Investment Manager is incorporated by reference to the Prospectus section captioned "Organization and Management of the Funds" and to the section of the Statement of Additional Information captioned "Management of the Trust" for the Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and Small Company.

         Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to The Charles Schwab Family of Funds, also serves as the Investment Manager to Schwab Investments and Schwab Annuity Portfolios, each an open-end management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

         Registrant's sub-investment adviser for the Schwab Analytics Fund(TM) is Symphony.

     (b) Each director and/or executive officer of Schwab and /or the Investment Manager is or has been engaged in no other business, profession, vocation or employment of a substantial nature during the past two fiscal years of his or her own account in the capacity of director, employee, partner or trustee except with the Investment Manager and its affiliates and as listed below.


Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
Charles R. Schwab,                     Charles Schwab & Co., Inc.               Chairman and Director
Chairman and Trustee

Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
                                       The Charles Schwab Corporation           Chairman, Chief Executive Officer
                                                                                and Director

                                       Charles Schwab Investment Management,    Chairman and Director
                                       Inc.

                                       Charles Schwab Limited                   Chairman, Chief Executive Officer

                                       The Charles Schwab Trust Company         Chairman and Director

                                       Mayer & Schweitzer, Inc.                 Director and Chairman of Board of
                                                                                Directors

                                       The Gap, Inc.                            Director

                                       Transamerica Corporation                 Director

                                       AirTouch Communications                  Director

                                       Siebel Systems, Inc.                     Director

                                       Performance Technologies, Inc.           Chairman and Director

                                       TrustMark, Inc.                          Chairman and Director

                                       Schwab Retirement Plan Services, Inc.    Chairman and Director

Lawrence J. Stupski                    Charles Schwab & Co., Inc.               Director until February 1995

                                       The Charles Schwab Corporation           Vice Chairman and Director

                                       The Charles Schwab Trust Company         Director until December 1996

David S. Pottruck                      Charles Schwab & Co., Inc.               President, Chief Executive Officer
                                                                                and Director

                                       The Charles Schwab Corporation           President, Chief Operating Officer
                                                                                and Director

                                       Charles Schwab Investment Management,    Director
                                       Inc.

                                       Mayer & Schweitzer, Inc.                 Director

Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
                                       Performance Technologies, Inc.           Director

                                       TrustMark, Inc.                          Director

                                       Schwab Retirement Plan Services, Inc.    Director

                                       Charles Schwab Limited                   Director

                                       Decibel                                  Director

                                       McKesson                                 Director

Ronald W. Readmond                     Charles Schwab & Co., Inc.               Vice Chairman - Ex Officio; Vice
                                                                                Chairman and Director until
                                                                                January 1996

                                       The Charles Schwab Corporation           Executive Vice President
                                                                                until January 1996

                                       Mayer & Schweitzer, Inc.                 Director until January 1996

Parkash P. Ahuja                       Charles Schwab & Co., Inc.               Senior Vice President

Robert J. Almeida                      Charles Schwab & Co., Inc.               Senior Vice President

Rhet Andrews                           Charles Schwab & Co., Inc.               Senior Vice President

William S. Baughman                    Charles Schwab & Co., Inc.               Senior Vice President until March
                                                                                1997

Karen Chang                            Charles Schwab & Co., Inc.               Executive Vice President

Rochelle A. Bays                       Charles Schwab & Co., Inc.               Senior Vice President

Michelle B. Blieberg                   Charles Schwab & Co., Inc.               Senior Vice President

John P. Coghlan                        Charles Schwab & Co., Inc.               Executive Vice President

                                       The Charles Schwab Corporation           Executive Vice President

                                       The Charles Schwab Trust Company         Director and Executive Vice
                                                                                President

                                       TrustMark, Inc.                          Director

                                       Performance Technologies, Inc.           Director

Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
                                       Schwab Retirement Plan Services, Inc.    Director

Reid P. Conklin                        Charles Schwab & Co., Inc.               Senior Vice President

John Danton                            Charles Schwab & Co., Inc.               Senior Vice President

Martha J. Deevy                        Charles Schwab & Co., Inc.               Senior Vice President

Linnet Deily                           Charles Schwab & Co., Inc.               Executive Vice President

Evelyn S. Dilsaver                     Charles Schwab & Co., Inc.               Senior Vice President

Sidney J. Dorr                         Charles Schwab & Co., Inc.               Senior Vice President

Carrie Dwyer                           Charles Schwab & Co., Inc.               Executive Vice President

Wayne W. Fieldsa                       Charles Schwab & Co., Inc.               Senior Vice President

Edward V. Garlich, Jr.                 Charles Schwab & Co., Inc.               Senior Vice President

Lon Gorman                             Charles Schwab & Co., Inc.               Executive Vice President and
                                                                                President

                                       Mayer & Schweitzer, Inc.                 Chairman, Chief Executive Officer
                                                                                and Director

Edward A. Greene                       Charles Schwab & Co., Inc.               Senior Vice President

Therese Haberle                        Charles Schwab & Co., Inc.               Senior Vice President

James M. Hackley                       Charles Schwab & Co., Inc.               Executive Vice President

Gerry L. Hansen                        Charles Schwab & Co., Inc.               Senior Vice President and
                                                                                Controller

                                       The Charles Schwab Corporation           Senior Vice President and
                                                                                Controller

Barbara Heinrich                       Charles Schwab & Co., Inc.               Senior Vice President

Jan K. Hier-King                       Charles Schwab & Co., Inc.               Senior Vice President

Colleen M. Hummer                      Charles Schwab & Co., Inc.               Senior Vice President

Daniel J. Keller                       Charles Schwab & Co., Inc.               Senior Vice President

Michael S. Knight                      Charles Schwab & Co., Inc.               Senior Vice President

Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
Gloria J. Lau                          Charles Schwab & Co., Inc.               Senior Vice President

Thomas N. Lawrie                       Charles Schwab & Co., Inc.               Senior Vice President

Dawn G. Lepore                         Charles Schwab & Co., Inc.               Executive Vice President and Chief
                                                                                Information Officer

                                       The Charles Schwab Corporation           Executive Vice President and Chief
                                                                                Information Officer

Daniel O. Leemon                       The Charles Schwab Corporation           Executive Vice President and Chief
                                                                                Strategy Officer

                                       Charles Schwab & Co., Inc.               Executive Vice President

James G. Losi                          Charles Schwab & Co., Inc.               Senior Vice President

Jeffrey M. Lyons                       Charles Schwab & Co., Inc.               Senior Vice President

Susanne D. Lyons                       Charles Schwab & Co., Inc.               Executive Vice President

Elinor MacKinnon                       Charles Schwab & Co., Inc.               Senior Vice President

Frederick E. Matteson                  Charles Schwab & Co., Inc.               Senior Vice President

Timothy F. McCarthy,                   Charles Schwab Investment Management,    Chief Executive Officer
Trustee and President                  Inc.

                                       Charles Schwab & Co., Inc.               President and Chief Operating
                                                                                Officer

                                       Charles Schwab. Limited                  Vice Chairman; Chief Operating
                                                                                Officer; Director

                                       The Charles Schwab Corporation           Executive Vice President

                                       Mayer & Schweitzer                       Director

John McGonigle                         Charles Schwab & Co., Inc.               Senior Vice President

Peter  J. McIntosh                     Charles Schwab & Co., Inc.               Executive Vice President

Roger G. Neaves                        Charles Schwab & Co., Inc.               Senior Vice President

Geoffrey Penney                        Charles Schwab & Co., Inc.               Senior Vice President

Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
Kenneth W. Perlman                     Charles Schwab & Co., Inc.               Senior Vice President

                                       Mayer & Schweitzer, Inc.                 Senior Vice President and General
                                                                                Counsel

Earlene Perry                          Charles Schwab & Co., Inc.               Senior Vice President

Hugo W. Quackenbush                    Charles Schwab & Co., Inc.               Senior Vice President

                                       The Charles Schwab Corporation           Senior Vice President

Edward M. Rodden                       Charles Schwab & Co., Inc.               Senior Vice President

Kate Rohrbach                          Charles Schwab & Co., Inc.               Senior Vice President and Chief
                                                                                Communications Officer

Myra Rothfeld                          Charles Schwab & Co., Inc.               Senior Vice President

Louise J. Rothman                      Charles Schwab & Co., Inc.               Senior Vice President

Gideon Sasson                          Charles Schwab & Co., Inc.               Senior Vice President

Elizabeth G. Sawi                      Charles Schwab & Co., Inc.               Executive Vice President

                                       The Charles Schwab Corporation           Executive Vice President

Steven L. Scheid                       Charles Schwab & Co., Inc.               Executive Vice President, Director
                                                                                and Chief Financial Officer

                                       The Charles Schwab Corporation           Executive Vice President and Chief
                                                                                Financial Officer

                                       Charles Schwab Investment Management,    Director and Chief Financial
                                       Inc.                                     Officer

                                       The Charles Schwab Trust Company         Chief Financial Officer

                                       Schwab Retirement Plan                   Director
                                       Services, Inc.

                                       TrustMark, Inc.                          Director

                                       Charles Schwab Limited                   Director and Finance Officer

Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
                                       Performance Technologies, Inc.           Director

                                       Mayer & Schweitzer                       Director

Tom D. Seip                            Charles Schwab & Co., Inc.               Executive Vice President

                                       The Charles Schwab Corporation           Executive Vice President

Arthur V. Shaw                         Charles Schwab & Co., Inc.               Senior Vice President

Leonard Short                          Charles Schwab & Co., Inc.               Senior Vice President

Betsy Snow                             Charles Schwab & Co., Inc.               Senior Vice President

Ray Straka                             Charles Schwab & Co., Inc.               Senior Vice President

Michelle Swenson                       Charles Schwab & Co., Inc.               Senior Vice President

John N. Tognino                        Charles Schwab & Co., Inc.               Executive Vice President

                                       The Charles Schwab Corporation           Executive Vice President

                                       Mayer & Schweitzer, Inc.                 Director and Vice Chairman until
                                                                                February 1996

Richard Tinervin                       Charles Schwab & Co., Inc.               Executive Vice President

Mark Thompson                          Charles Schwab & Co., Inc.               Senior Vice President

Luis E. Valencia                       Charles Schwab & Co., Inc.               Executive Vice President and Chief
                                                                                Administrative Officer; Executive
                                                                                Vice President until October 1996

                                       The Charles Schwab Corporation           Executive Vice President and Chief
                                                                                Administrative Officer

Daniel J. Voet                         Charles Schwab & Co., Inc.               Senior Vice President

Christopher V. Dodds                   Charles Schwab & Co., Inc.               Treasurer and Senior Vice President

                                       The Charles Schwab Corporation           Treasurer and Senior Vice President

                                       Mayer & Schweitzer, Inc.                 Treasurer

Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
                                       Schwab Retirement Plan Services, Inc.    Treasurer

                                       TrustMark, Inc.                          Treasurer

                                       Performance Technologies, Inc.           Treasurer

William J. Klipp,                      Charles Schwab & Co., Inc.               Executive Vice President
Trustee, Executive Vice President
and Chief Operating Officer

                                       Charles Schwab Investment Management,    President and Chief Operating
                                       Inc.                                     Officer

Stephen B. Ward,                       Charles Schwab Investment Management,    Senior Vice President and Chief
Senior Vice President and              Inc.                                     Investment Officer
Chief Investment Officer

                                       The Charles Schwab Trust Company         Chief Investment Officer

                                       Charles Schwab & Co., Inc.               Senior Vice President and Chief
                                                                                Investment Officer - Portfolio
                                                                                Management

Frances Cole,                          Charles Schwab Investment Management,    Senior Vice President, Chief
Secretary                              Inc.                                     Counsel, Chief Compliance Officer
                                                                                and Assistant Corporate Secretary

Tai-Chin Tung,                         Charles Schwab & Co., Inc.               Vice President-Finance
Treasurer and
Principal Financial Officer

                                       Charles Schwab Investment Management,    Vice President and Controller
                                       Inc.

                                       Robertson Stephens Investment            Controller until 1996
                                       Management, Inc.

Cynthia K. Holbrook                    The Charles Schwab Corporation           Assistant Corporate Secretary

                                       Charles Schwab & Co., Inc.               Vice President and Assistant
                                                                                Corporate Secretary

                                       Charles Schwab Investment Management,    Corporate Secretary
                                       Inc.

Name and Position
 with Registrant                       Name of Company                          Capacity
-----------------                      ---------------                          --------
                                       The Charles Schwab Trust                 Assistant Corporate Secretary
                                       Company

                                       Mayer & Schweitzer, Inc.                 Corporate Secretary

                                       Performance Technologies, Inc.           Assistant Corporate Secretary

                                       Schwab Retirement Plan Services, Inc.    Assistant Corporate Secretary

                                       TrustMark, Inc.                          Assistant Corporate Secretary


David H. Lui                           Charles Schwab Investment Management,    Vice President and Senior Counsel
Assistant Secretary                    Inc.

Matthew M. O'Toole                     Charles Schwab Investment Management,    Corporate Counsel
Assistant Secretary                    Inc.

Karen L. Seaman                        Charles Schwab Investment Management,    Corporate Counsel
Assistant Secretary                    Inc.

(c) The following information, which is believed to be accurate, is based upon information provided by Symphony. The business, profession, vocation or employment of a substantial nature in which each director and/or officer of Symphony is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

Name                       Name of Company                             Capacity
----                       ---------------                             --------
Andrew T. Rudd             Symphony Asset Management, Inc.             Director and Chairman

                           BARRA, Inc.                                 Director, Chief Executive Officer and
                                                                       Chairman

Jeffrey L. Skelton         Symphony Asset Management, Inc.             Director, Chief Executive Officer and
                                                                       President

                           BARRA, Inc.                                 President, BARRA Ventures Div. until
                                                                       1994

Neil L. Rudolph            Symphony Asset Management, Inc.             Chief Operating Officer/Chief
                                                                       Compliance Officer

                           Wells Fargo Nikko Investment Advisors       Managing Director, Chief Operating
                                                                       Officer -- Mutual Fund Group until 1994

Praveen K. Gottipalli      Symphony Asset Management, Inc.             Director of Investments

                           BARRA, Inc.                                 Director of Active Strategies until 1994


Michael J. Henman          Symphony Asset Management, Inc.             Director of Business Development
                           Wells Fargo Nikko Investment Advisors       Managing Director
                                                                       until 1994


Item 29. Principal Underwriter.

     (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, and intends to act as such for any other investment company which Schwab may sponsor in the future.

     (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

     (c) Not applicable.

Item 30. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(R) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodians and fund accountants, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180 and PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (ledgers, receipts, and brokerage orders); or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005 (minute books, bylaws, and declaration of trust).


Item 31. Management Services.

         Not applicable.


Item 32. Undertakings.

     (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

     (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 20 to be signed on its behalf by the undersigned, thereto duly authorized, in the District of Columbia, on this 20th day of October, 1997.

                                             SCHWAB CAPITAL TRUST
                                             Registrant

                                             Charles R. Schwab*
                                             ---------------------------
                                             Charles R. Schwab, Chairman

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 20th day of October 1997.

Signature                           Title
---------                           -----
Charles R. Schwab*                  Chairman and Trustee
-------------------------------
Charles R. Schwab

Timothy F. McCarthy*                President and Trustee
-------------------------------
Timothy F. McCarthy

William J. Klipp*                   Executive Vice President,
-------------------------------     Chief Operating Officer and Trustee
William J. Klipp

Donald F. Dorward*                  Trustee
-------------------------------
Donald F. Dorward

Robert G. Holmes*                   Trustee
-------------------------------
Robert G. Holmes

Donald R. Stephens*                 Trustee
-------------------------------
Donald R. Stephens

Michael W. Wilsey*                  Trustee
-------------------------------
Michael W. Wilsey

Tai-Chin Tung*                      Treasurer and Principal Financial Officer
-------------------------------
Tai-Chin Tung

*By:  /s/ Alan G. Priest
      -----------------------------------------
      Alan G. Priest, Attorney-in-Fact pursuant
      to Powers of Attorney filed previously